                                     N-14/A
                             Pre-Effective Amendment

     As filed with the Securities and Exchange Commission on April 15, 2002

                    Registration Nos. 333-84240 and 811-3706

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. __1__ [X]
                     Post-Effective Amendment No. _____ [ ]

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               AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: April 15, 2002

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-82734 and 811-3706) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

[graphic of bridge over creek]

[graphic of starfish]

PROSPECTUS AND PROXY STATEMENT

APRIL 15, 2002

California Municipal Money Market Fund

IMPORTANT VOTING INFORMATION INSIDE

[american century logo and text logo(reg.sm)]

                          American Century Investments
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

April 15, 2002

Dear American Century California Municipal Money Market Fund Shareholder:

I am writing to ask for your support of important proposals affecting your fund.
The proposals will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, August 2, 2002. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to
us.

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of your fund. The enclosed materials give more detailed information about the nominees. We encourage you to vote "FOR" all the nominees.

In addition, as a shareholder of American Century California Municipal Money
Market Fund, you are being asked to approve the combination of your fund with the American Century California Tax-Free Money Market Fund.

The reason for the combination is twofold. First, the reorganization will combine funds with substantially similar investment objectives and strategies.
Second, management believes it will be more efficient to have the funds'
portfolio management team focus on a single, larger portfolio of assets rather than continue to manage similar, smaller portfolios.

The Board of Trustees of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

Please don't put these materials aside, thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A
FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND VOTE YOUR SHARES TODAY. If you
have any questions or need any help in voting your shares, please call us at
1-800-331-8331.

To more efficiently handle this proxy solicitation, we have hired Alamo Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ask if you have questions or concerns about the voting process and to assist you with your vote.

I appreciate your consideration of these important proposals. Thank you for investing with American Century and for your continued support.

Sincerely,

/s/Bill Lyons

William M. Lyons
President

                                                                              1

IMPORTANT INFORMATION YOU SHOULD CONSIDER

The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting. PLEASE
REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of American Century California Tax-Free and Municipal Funds. In
addition, your Board of Trustees has recommended combining California Municipal
Money Market into California Tax-Free Money Market. This combination requires approval of California Municipal Money Market shareholders. The Special Meeting to vote on these proposals will be held on Friday, August 2, 2002, at 10:00 a.m.
(Central Time) at American Century Tower I, 4500 Main Street, Kansas City,
Missouri. Shareholders of record as of the close of business on April 5, 2002, are eligible to vote.

WHO ARE THE NOMINEES FOR TRUSTEE? HAVE ALL OF THEM BEEN ELECTED BEFORE?

The Nominating Committee of your Board of Trustees has proposed that shareholders elect eight members to the Board of Trustees of American Century
California Tax-Free and Municipal Funds. The nominees are:

   Albert Eisenstat
   Ronald J. Gilson
   Kathryn A. Hall
   William M. Lyons
   Myron S. Scholes
   Kenneth E. Scott
   James E. Stowers III
   Jeanne D. Wohlers

Albert Eisenstat, Kathryn A. Hall and William M. Lyons are being considered by shareholders for the first time. A full discussion of the proposal to elect
Trustees begins on page 7.

WHEN WILL THE PROPOSAL REGARDING THE TRUSTEES TAKE EFFECT IF IT IS APPROVED?

The proposal regarding the Trustees will be effective immediately upon approval.

WHY IS THE REORGANIZATION BEING PROPOSED?

The reorganization seeks to improve operational and investment management efficiencies by combining funds with similar investment objectives and investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund rather than divide its time between similar, smaller funds.

HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

Shareholders of California Municipal Money Market are being asked to approve the combination of their fund with California Tax-Free Money Market according to the
Agreement and Plan of Reorganization described on page 16. The reorganization will take the form of a transfer of assets by California Municipal Money Market in exchange for shares of California Tax-Free Money Market. California Municipal
Money Market will then make a liquidating distribution to its shareholders of the California Tax-Free Money Market shares received in the exchange.

WHAT WILL SHAREHOLDERS GET IF THE REORGANIZATION IS APPROVED?

As a result of the liquidating distribution, you will receive shares of
California Tax-Free Money Market in an amount equal to the value of your
California Municipal Money Market shares on the date the combination takes place
(probably September 3, 2002). The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization. And, because the net asset value (price per share) of
California Tax-Free Money Market, like California Municipal Money Market, is managed to maintain a stable $1.00 share price, you should receive the same number of shares that you held in California Municipal Money Market. After the reorganization, you will own shares of California Tax-Free Money Market rather than shares of California Municipal Money Market.

DO CALIFORNIA MUNICIPAL MONEY MARKET SHAREHOLDERS HAVE RIGHTS OF SHARE
APPRAISAL?

No. Shareholders are not entitled to any right of share appraisal under
Massachusetts law. Shareholders do have, however, the right to redeem their
California Municipal Money Market shares until the reorganization. Thereafter, they may redeem the California Tax-Free Money Market shares received in the reorganization at the then-current net asset value of the fund.

WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

After reviewing many factors, your Board of Trustees unanimously determined that the reorganization was in the best interests of California Municipal Money
Market and its shareholders. Some of the factors considered include:

* The potential for enhanced investment performance and increased efficiency of operations.

* The expense ratio for shareholders will not change as a result of the reorganization.

* The similarity of investment objectives, policies, restrictions and portfolio securities.

* The benefits that may result to the advisor and its affiliates if the reorganization is consummated.

* The tax consequences to shareholders and the funds if the reorganization is consummated.

WILL THE EXCHANGE OF CALIFORNIA MUNICIPAL MONEY MARKET SHARES FOR SHARES OF
CALIFORNIA TAX-FREE MONEY MARKET CAUSE SHAREHOLDERS TO REALIZE INCOME OR CAPITAL
GAINS FOR TAX PURPOSES?

No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

HOW DOES THE TOTAL EXPENSE RATIO OF CALIFORNIA TAX-FREE MONEY MARKET COMPARE TO
THAT OF CALIFORNIA MUNICIPAL MONEY MARKET?

The total expense ratios of the funds are the same.

WHAT ARE THE PRIMARY DIFFERENCES BETWEEN CALIFORNIA TAX-FREE MONEY MARKET AND
CALIFORNIA MUNICIPAL MONEY MARKET?

Both funds seek safety of principal and high current income that is exempt from federal and California income taxes. Both funds invest in high-quality, very short-term debt securities with interest payments exempt from federal income and alternative minimum tax and from California income tax. However, California
Municipal Money Market can also purchase high-quality, very short-term debt securities with interest payments subject to the federal alternative minimum tax. As a result, distributions from California Municipal Money Market may be subject to the alternative minimum tax.

Because the high-quality, very short-term debt securities purchased by both funds are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than the yield on funds that invest in longer-term or lower-quality securities. In addition, because both funds invest primarily in
California municipal securities, they will be sensitive to events that affect
California's economy. Both California Municipal Money Market and California
Tax-Free Money Market are subject to these risks.

WHEN AND HOW WILL THE REORGANIZATION TAKE PLACE?

Subject to receiving shareholder approval, the reorganization is scheduled to take place on September 3, 2002. After the funds have calculated the value of their assets and liabilities on August 30, 2002, California Municipal Money
Market will transfer its assets and liabilities to California Tax-Free Money
Market in exchange for the appropriate number of California Tax-Free Money
Market shares. California Municipal Money Market will then make a liquidating distribution of those California Tax-Free Money Market shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF
THIS REORGANIZATION.

WILL THE REORGANIZATION AFFECT THE MANAGEMENT TEAM OF CALIFORNIA TAX-FREE MONEY
MARKET?

No. American Century Investment Management, Inc. will continue to manage the assets of California Tax-Free Money Market after the reorganization, and the portfolio management team of California Municipal Money Market also serves as the portfolio management team of California Tax-Free Money Market.

                                                                              3

HOW WILL DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE RIGHTS
CHANGE AS A RESULT OF THE REORGANIZATION?

They won't. California Tax-Free Money Market has the same distribution, purchase and exchange policies and procedures as California Municipal Money Market.

HOW WILL THE PROPOSED CHANGES AFFECT SHAREHOLDER ACCOUNTS?

If the reorganization is approved, California Municipal Money Market will be combined with California Tax-Free Money Market and your services will be transferred. American Century will ensure your services will continue and no action is required on your part. The following information should answer many questions you may have about services and transactions during the proxy period.

ACCOUNT NUMBER

Your account number will change and you will receive a transaction confirmation with the new number in early September.

AUTOMATIC SERVICES

If you have any of the services listed below, they will be transferred and you will receive a service update as a confirmation.

* automatic investments   * direct deposits
* automatic exchanges     * dividend options
* automatic redemptions   * required minimum distributions
* automatic transfers

If you have any of these services, they will occur in August as scheduled unless we contact you for instructions.

TRANSACTIONS

* Purchases may be made into your current account until August 16.

* You may continue to make exchanges or redemptions on your current account through August 30.

CHECKWRITING

If you have CheckWriting on your account, a checkbook will be sent for your new fund in early September, which you may use as soon as you receive it. Destroy the checks for your old account after you receive your new checkbook. Please do not use old checks after September 30.

IF SHAREHOLDERS SEND IN THEIR PROXIES NOW AS REQUESTED, CAN THEY CHANGE THEIR
VOTE LATER?

Yes. A proxy can be revoked at any time using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person. EVEN IF YOU PLAN TO ATTEND THE MEETING TO VOTE IN PERSON, WE ASK THAT
YOU RETURN THE ENCLOSED PROXY VOTE CARD. DOING SO WILL HELP US ACHIEVE A QUORUM
FOR THE MEETING.

HOW DO SHAREHOLDERS VOTE THEIR SHARES?

We've made it easy for you. You can vote online, by phone, by mail or by fax. To vote online, access the Web site listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by telephone, call the toll-free number listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote by fax, send your completed card to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your
Board of Trustees and vote it "FOR" all proposals. You also may vote in person at the meeting on Friday, August 2, 2002.

WHERE CAN SHAREHOLDERS GET MORE INFORMATION ABOUT THE FUNDS?

A copy of California Tax-Free Money Market's Prospectus accompanies this proxy statement. In addition, the Management's Discussion and Analysis of Fund
Performance portion of California Tax-Free Money Market's most recent Annual
Report to Shareholders is included in this document beginning on page 22. If you would like a copy of California Municipal Money Market's prospectus or either fund's Statement of Additional Information or most recent annual or semiannual report, please call us at 1-800-331-8331.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
                          American Century Investments
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331
                          TO BE HELD ON AUGUST 2, 2002

To American Century California Municipal Money Market Shareholders:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century California Municipal Money Market Fund, a portfolio of American
Century California Tax-Free and Municipal Funds ("California Municipal Money
Market"), will be held at American Century Tower I, 4500 Main Street, Kansas
City, Missouri, on Friday, August 2, 2002, at 10:00 a.m. (Central Time) for the
following purposes:

PROPOSAL 1. To elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified;

PROPOSAL 2. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

(a)  the transfer of substantially all of the assets and liabilities of
     California Municipal Money Market to the American Century California
     Tax-Free Money Market Fund, another investment portfolio of American
     Century California Tax-Free and Municipal Funds ("California Tax-Free Money
     Market"), in exchange for shares in California Tax-Free Money Market; and

(b)  the distribution of California Tax-Free Money Market shares to the shareholders of California Municipal Money Market according to their respective interests.

PROPOSAL 3. To transact such other business as may properly come before the
Special Meeting or any adjournment(s) thereof.

Information regarding the nominees for the Board of Trustees begins on page 7 of this Combined Prospectus/Proxy Statement. The proposed reorganization, the
Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement beginning on page 6.

Shareholders of record as of the close of business on April 5, 2002, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Trustees of American
Century California Tax-Free and Municipal Funds. Please return your proxy card even if you are planning to attend the meeting. This is important to ensure a quorum at the meeting. Proxies may be revoked at any time before they are exercised using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person.

/s/ David C. Tucker

David C. Tucker
Senior Vice President

April 15, 2002

                                                                              5

COMBINED PROSPECTUS/PROXY STATEMENT

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

April 15, 2002

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Trustees of American Century California
Tax-Free and Municipal Funds on behalf of its California Municipal Money Market
Fund ("California Municipal Money Market") in connection with a Special Meeting of Shareholders to be held on Friday, August 2, 2002, at 10:00 a.m. (Central
Time) at American Century Tower I, 4500 Main Street, Kansas City, Missouri.

At the Special Meeting, shareholders of California Municipal Money Market are being asked to elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified.

In addition, shareholders of California Municipal Money Market are being asked to approve the combination of their fund with the American Century California
Tax-Free Money Market Fund, another series of American Century California
Tax-Free and Municipal Funds ("California Tax-Free Money Market").

The funds are similarly managed, open-end mutual funds that invest in a substantially similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and
Exchange Commission.

This Combined Prospectus/Proxy Statement constitutes the proxy statement of your fund for the Special Meeting of Shareholders and a prospectus for the California
Tax-Free Money Market shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposals. You should retain this document for future reference.
A Statement of Additional Information about California Tax-Free Money Market, dated January 1, 2002 , has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional
Information may be obtained without charge upon request by calling us at
1-800-331-8331 or writing to us at American Century Investments, 4500 Main
Street, P. O. Box 419200, Kansas City, Missouri 64141-6200.

The principal executive offices of California Municipal Money Market and
California Tax-Free Money Market are located at American Century Investments,
4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. The funds'
telephone number is 1-800-345-2021.

The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by California Municipal Money Market, California
Tax-Free Money Market or anyone affiliated with American Century Investments.

PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING
ONLY AND IS NOT A SHAREHOLDER SEMINAR.

PROPOSAL 1: ELECTION OF TRUSTEES

NOMINEES

The Board of Trustees of American Century California Tax-Free and Municipal
Funds (the "Trust") has nominated eight individuals (the "Nominees") for election to the Board. At the meeting, the shareholders of California Municipal Money
Market will be asked to elect the Nominees to serve on the American Century
California Tax-Free and Municipal Funds Board of Trustees. It is intended that the enclosed Proxy will be voted for the election of the eight Nominees named below as Trustees, unless such authority has been withheld in the Proxy. The term of office of each person elected as Trustee will be until his or her successor is duly elected and shall qualify. Information regarding each Nominee is set forth below. Each Nominee has consented to serve as a Trustee if elected.

Shareholders are being asked to elect the Nominees to serve as Trustees of the
American Century California Tax-Free and Municipal Funds Board of Trustees in
order to ensure that at least two-thirds of the members of the Board have been elected by the shareholders of the Trust as required by the Investment Company
Act of 1940, as amended (the "Investment Company Act"). The Investment Company
Act provides that vacancies on the Board of Trustees may not be filled by
Trustees unless thereafter at least two-thirds of the Trustees shall have been elected by shareholders of the Trust. To ensure continued compliance with this requirement without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this Special Meeting to elect the eight Trustees to hold office until the next meeting of shareholders. Consistent with the provisions of the Trust's by-laws, and as permitted by Massachusetts law, the Trust does not anticipate holding annual shareholder meetings. Thus, the Trustees will be elected for indefinite terms, subject to termination or resignation. Each Nominee has indicated a willingness to serve as a member of the Board of Trustees if elected. If any of the Nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. However, the advisor has no reason to believe that any Nominee will be unavailable for election. In evaluating the Nominees, the Trustees took into account their background and experience, including their familiarity with the issues relating to these types of funds and investments as well as their careers in business, finance, marketing and other areas. The
Trustees also considered the experience of the Nominees as Trustees or Directors of certain American Century funds.

INFORMATION REGARDING NOMINEES

The individuals listed in the table below serve as trustees or officers of
California Municipal Money Market and California Tax-Free Money Market. Trustees
listed as interested persons of the funds (as defined in the Investment Company
Act) are "interested" primarily by virtue of their engagement as officers of
American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American Century Investment Management,
Inc. (ACIM); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century Services
Corporation (ACSC).

The other Trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                              7

                                                                                           Number of
                                                                                           Portfolios
                                                                                           in Fund
                                           Length                                          Complex         Other
                            Position(s)    of Time                                         Overseen        Directorships
                            Held with      Served      Principal Occupation(s)             by              Held by
Name, Address (Age)         Fund           (years)     During Past 5 Years                 Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III        Trustee,       6           Co-Chairman, ACC                    76              None
4500 Main Street            Chairman                   (September 2000 to present)
Kansas City, MO 64111       of the                     Co-Chief Investment Officer,
(42)                        Board                      U.S. Equities (September 2000
                                                       to February 2001)
                                                       Chief Executive Officer, ACC
                                                       ACIM, ACSC and
                                                       other ACC subsidiaries
                                                       (June 1996 to September 2000)
                                                       President, ACC (January 1995
                                                       to June 1997)
                                                       President, ACIM and ACSC
                                                       (April 1993 to August 1997)
                                                       Director, ACC, ACIM, ACSC
                                                       and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons            Trustee        1           Chief Executive Officer, ACC        38              None
4500 Main Street                                       and other ACC subsidiaries
Kansas City, MO 64111                                  (September 2000 to present)
(46)                                                   President, ACC
                                                       (June 1997 to present)
                                                       Chief Operating Officer
                                                       ACC (June 1996 to
                                                       September 2000)
                                                       General Counsel, ACC, ACIM,
                                                       ACIS, ACSC and other ACC
                                                       subsidiaries (June 1989 to
                                                       June 1998)
                                                       Executive Vice President,
                                                       ACC (January 1995
                                                       to June 1997)
                                                       Also serves as: Executive
                                                       Vice President and Chief
                                                       Operating Officer, ACIM,
                                                       ACSC and other ACC
                                                       subsidiaries, and
                                                       Executive Vice President
                                                       of other ACC subsidiaries
                                                       Director, ACIM, ACSC and other
                                                       ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat            Trustee        6           General Partner,                    38              Independent Director,
1665 Charleston Road                                   Discovery Ventures                                  Sungard Data Systems
Mountain View, CA 94043                                (Venture capital firm,                              (1991 to present)
(71)                                                   1996 to 1998)                                       Independent Director,
                                                                                                           Business Objects S/A
                                                                                                           (1994 to present)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                                           Length                                       Complex      Other
                            Position(s)    of Time                                      Overseen     Directorships
                            Held with      Served      Principal Occupation(s)          by           Held by
Name, Address (Age)         Fund           (years)     During Past 5 Years              Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson            Trustee        6           Charles J. Meyers Professor      38           None
1665 Charleston Road                                   of Law and Business,
Mountain View, CA 94043                                Stanford Law School
(55)                                                   (1979 to present)
                                                       Mark and Eva Stern
                                                       Professor of Law and
                                                       Business, Columbia
                                                       University School of Law
                                                       (1992 to present)
                                                       Counsel, Marron, Reid &
                                                       Sheehy (a San Francisco
                                                       law firm, 1984 to present)
------------------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall             Advisory       0           President and Managing           38           Director, Princeton University,
1665 Charleston Road        Board                      Director, Laurel Management                   Investment Company and
Mountain View, CA 94043     Member                     Company, L.L.C.                               Stanford Management
(44)                                                   (1989 to present)                             Company
------------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes            Trustee        21          Partner, Oak Hill Capital        38           Director, Dimensional
1665 Charleston Road                                   Management, (1999 to present)                 Fund Advisors
Mountain View, CA 94043                                Principal, Long-Term                          (investment advisor,
(60)                                                   Capital Management                            1982 to present)
                                                       (investment advisor,                          Director, Smith Breeden
                                                       1993 to January 1999)                         Family of Funds
                                                       Frank E. Buck Professor                       (1992 to present)
                                                       of Finance, Stanford
                                                       Graduate School of Business
                                                       (1981 to present)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott            Trustee        30          Ralph M. Parsons Professor       38           Director, RCM Capital
1665 Charleston Road                                   of Law and Business,                          Funds, Inc.
Mountain View, CA 94043                                Stanford Law School                           (1994 to present)
(73)                                                   (1972 to present)
------------------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers           Trustee        17          Director and Partner,            38           Director, Indus International
1665 Charleston Road                                   Windy Hill Productions, LP                    (software solutions,
Mountain View, CA 94043                                (educational software,                        January 1999 to present)
(56)                                                   1994 to 1998)                                 Director, Quintus Corporation
                                                                                                     (automation solutions,
                                                                                                     1995 to present)
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons            President      1           See entry above under            38           See entry above under
4500 Main Street                                       "Interested Trustees."                        "Interested Trustees."
Kansas City, MO 64111 (46)
------------------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson           Executive      1           Chief Administrative Officer     Not          Not
4500 Main St.               Vice                       and Chief Financial Officer,     applicable   applicable
Kansas City, MO 64111       President                  ACC (August 1997 to present)
(55)                        and                        President, ACSC
                            Chief                      (January 1999 to present)
                            Financial                  Executive Vice President, ACC
                            Officer                    (May 1995 to present)
                                                       Also serves as: Executive
                                                       Vice President and Chief
                                                       Financial Officer, ACIM, ACIS
                                                       and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------

                                                                              9

                                                                                           Number of
                                                                                           Portfolios
                                                                                           in Fund
                                             Length                                        Complex           Other
                            Position(s)      of Time                                       Overseen          Directorships
                            Held with        Served       Principal Occupation(s)          by                Held by
Name, Address (Age)         Fund             (years)      During Past 5 Years              Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA        Senior Vice      1            Senior Vice President and        Not               Not
4500 Main St.               President,                    Assistant Treasurer, ACSC        applicable        applicable
Kansas City, MO 64111       Treasurer
(45)                        and Chief
                            Accounting
                            Officer
------------------------------------------------------------------------------------------------------------------------------------
David C. Tucker             Senior Vice      3            Senior Vice President,           Not               Not
4500 Main St.               President                     ACIM, ACIS, ACSC                 applicable        applicable
Kansas City, MO 64111       and                           and other ACC subsidiaries
(43)                        General                       (June 1998 to present)
                            Counsel                       General Counsel, ACC,
                                                          ACIM, ACIS, ACSC and
                                                          other ACC subsidiaries
                                                          (June 1998 to present)
                                                          Consultant to mutual
                                                          fund industry
                                                          (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------
C. Jean Wade                Controller       5            Vice President, ACSC             Not               Not
4500 Main St.                                             (February 2000 to present)       applicable        applicable
Kansas City, MO 64111                                     Controller-Fund Accounting,
(37)                                                      ACSC
------------------------------------------------------------------------------------------------------------------------------------
Robert Leach                Controller       4            Vice President, ACSC             Not               Not
4500 Main St.                                             (February 2000 to present)       applicable        applicable
Kansas City, MO 64111                                     Controller-Fund Accounting,
(35)                                                      ACSC
------------------------------------------------------------------------------------------------------------------------------------
Jon Zindel                  Tax Officer      4            Vice President, Corporate Tax,   Not               Not
4500 Main Street                                          ACSC (April 1998 to present)     applicable        applicable
Kansas City, MO 64111                                     Vice President, ACIM, ACIS
(34)                                                      and other ACC subsidiaries
                                                          (April 1999 to present)
                                                          President, American Century
                                                          Employee Benefit Services, Inc.
                                                          (January 2000 to December 2000)
                                                          Treasurer, American Century
                                                          Ventures, Inc.
                                                          (December 1999 to January 2001)
                                                          Director of Taxation, ACSC
                                                          (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------

The Board of Trustees

The Board of Trustees oversees the management of all funds issued by American
Century California Tax-Free and Municipal Funds, including California Municipal
Money Market and California Tax-Free Money Market. The board meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the Funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of Board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and

authority of the board to the extent that the Trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Committees

The Board of Trustees has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                                             Meetings Held
                                                                                                             During last
Committee          Members                  Function                                                         Fiscal Year
------------------------------------------------------------------------------------------------------------------------------------
Audit              Jeanne D. Wohlers        The Audit Committee recommends the engagement of the            5
                   Albert Eisenstat         funds' independent auditors and oversees their activities.
                   Kenneth E. Scott         The committee receives reports from the advisor's Internal
                                            Audit Department, which is accountable to the committee.
                                            The committee also receives reporting about compliance
                                            matters affecting the Trust.
------------------------------------------------------------------------------------------------------------------------------------
Nominating         Kenneth E. Scott         The Nominating Committee primarily considers and                5
                   Ronald J. Gilson         recommends individuals for nomination as trustees. The
                   Albert Eisenstat         names of potential trustee candidates are drawn from a
                   Myron S. Scholes         number of sources, including recommendations from members
                   Jeanne D. Wohlers        of the board, management and shareholders. This committee
                                            also reviews and makes recommendations to the board with
                                            respect to the composition of board committees and other
                                            board-related matters, including its organization, size,
                                            composition, responsibilities, functions and compensation.
------------------------------------------------------------------------------------------------------------------------------------
Portfolio          Myron S. Scholes         The Portfolio Committee reviews quarterly the investment        5
                   Ronald J. Gilson         activities and strategies used to manage fund assets. The
                                            committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                            the funds' investments.
------------------------------------------------------------------------------------------------------------------------------------
Quality            Ronald J. Gilson         The Quality of Service Committee reviews the level and quality  5
of                 Myron S. Scholes         of transfer agent and administrative services provided to the
Service            William M. Lyons         funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                            seeks to improve such services where feasible and appropriate.
------------------------------------------------------------------------------------------------------------------------------------

Selection of Independent Auditors

The 1940 Act requires that a fund's independent auditors be selected by a majority of those Trustees who are not "interested persons" (as defined in the
1940 Act) of the fund. One of the purposes of the Audit Committee is to recommend to a fund's Board of Trustees the selection, retention or termination of independent auditors for the fund. A copy of the Audit Committee's charter, which describes the Audit Committee's purposes, duties and powers, is attached as Appendix I to this Prospectus/Proxy Statement.

At meetings held according to the following schedule, the Audit Committee recommended, and the Board of Trustees/Directors, including a majority of those
Trustees who are not "interested persons," approved the selection of
PricewaterhouseCoopers LLP as the independent auditors for each fund overseen by the board.

Fund Company                                                Date Approved by Board   Fiscal Year End
--------------------------------------------------------------------------------------------------------
American Century Investment Trust                           03/13/02                 02/28/03(1)
--------------------------------------------------------------------------------------------------------
American Century Government Income Trust                    03/13/02                 03/31/03
--------------------------------------------------------------------------------------------------------
American Century Municipal Trust                            03/06/01                 05/31/02
--------------------------------------------------------------------------------------------------------
American Century California Tax-Free and Municipal Funds    08/06/01                 08/31/02
--------------------------------------------------------------------------------------------------------
American Century Target Maturities Trust                    08/06/01                 09/30/02
--------------------------------------------------------------------------------------------------------
American Century Quantitative Equity Funds                  12/14/01                 12/31/02
--------------------------------------------------------------------------------------------------------
American Century International Bond Funds                   12/14/01                 12/31/02
--------------------------------------------------------------------------------------------------------

(1) The funds' fiscal year end was changed to March 31, 2003 on March 1, 2002

                                                                             11

PricewaterhouseCoopers LLP, a major international accounting firm, has acted as auditor of the funds overseen by the Board of Trustees since October 1997. After reviewing the audited financial statements for the fiscal year ended August 31,
2001, the Audit Committee recommended to the Board of Trustees that such financial statements be included in each fund's annual report to shareholders. A copy of the audit committee's report for each fund are attached as Appendix II to this proxy statement.

AUDIT FEES. PricewaterhouseCoopers LLP was paid on behalf of the Companies as indicated below for services rendered for the routine audit of each fund's annual financial statements, and for routine tax return preparation services.

Fund Company                                                            Fiscal Year End        Audit Fees      Tax Preparation Fees
------------------------------------------------------------------------------------------------------------------------------------
American Century Investment Trust                                       2/28/01                $11,775                    $3,875
------------------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust                                3/31/01                $86,600                   $25,600
------------------------------------------------------------------------------------------------------------------------------------
American Century Municipal Trust                                        5/31/01               $107,000                   $28,700
------------------------------------------------------------------------------------------------------------------------------------
American Century California Tax-Free and Municipal Funds                8/31/01                $74,125                   $28,025
------------------------------------------------------------------------------------------------------------------------------------
American Century Target Maturities Trust                                9/30/01                $70,650                   $23,250
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, American Century Quantitative
Equity Funds and American Century International Bond Funds              12/31/01              $100,650                   $34,250
------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL                                $450,800                  $143,700
------------------------------------------------------------------------------------------------------------------------------------

ALL OTHER FEES.  The aggregate fees billed for all other non-audit services rendered by PricewaterhouseCoopers LLP to the Companies, their investment manager and entities controlling, controlled by, or under common control with the investment manager that provide services to the Companies for fiscal year ending in 2001 was $570,209. The Audit Committee considered the compatibility of these non-audit services with PricewaterhouseCoopers LLP's independence. The aggregate fee billed for audit-related services for funds not overseen by this
Board of Trustees/Directors was $105,750.

Compensation of Trustees

The Trustees serve as trustees for eight American Century investment companies.
Each Trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by all the funds issued by American Century California Tax-Free and Municipal Funds for the
periods indicated and by the seven other investment companies served by the
Board of Trustees to each Trustee who is not an interested person as defined in the Investment Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------
                      Total Compensation   Total Compensation from the
Name of Trustee(1)    from the Funds(2)    American Century Family of Funds(3)
--------------------------------------------------------------------------------
Albert Eisenstat      $8,970               $79,750
--------------------------------------------------------------------------------
Ronald J. Gilson      $9,737               $87,750
--------------------------------------------------------------------------------
Myron S. Scholes      $8,427               $74,000
--------------------------------------------------------------------------------
Kenneth E. Scott      $9,128               $81,250
--------------------------------------------------------------------------------
Jeanne D. Wohlers     $8,550               $75,250
--------------------------------------------------------------------------------

(1) Mr. Isaac Stein retired from the board on September 15, 2000. He received
    $583 from the funds during the fiscal year ended August 31, 2001.

(2) Includes compensation paid to the trustees during the fiscal year ended
    August 31, 2001, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds' Independent Directors'
    Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $17,000; Mr.
    Gilson, $87,750; Mr. Scholes, $74,000; Mr. Scott, $40,625; and Ms. Wohlers,
    $38,445.

(3) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent Trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the
Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the Trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a Trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a Trustee, all remaining deferred fee account balances are paid to the Trustee's beneficiary or, if none, to the Trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended August 31, 2001.

Ownership of Fund Shares

The trustees owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                                     NAME OF TRUSTEES(1)
                                                        ----------------------------------------------------------------------------
                                                             James E.         William M.          Albert        Ronald J.
                                                            Stowers III          Lyons           Eisenstat       Gilson
------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------
   California Tax-Free Money Market                              A                 A                 A              C
------------------------------------------------------------------------------------------------------------------------------------
   California Municipal Money Market                             A                 A                 A              A
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                                   E                 E                 E              E
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     NAME OF TRUSTEES(1)
                                                        ----------------------------------------------------------------------------
                                                               Myron S.                  Kenneth E.               Jeanne D.
                                                                Scholes                     Scott                  Wohlers
------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------
   California Tax-Free Money Market                                A                          B                       A
------------------------------------------------------------------------------------------------------------------------------------
   California Municipal Money Market                               E                          A                       E
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustee in
Family of Investment Companies                                     E                          E                       E
------------------------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

(1) Kathryn A. Hall did not own any shares as of December 31, 2001.

SHAREHOLDER VOTE REQUIRED

Each Nominee will be elected to the Board of Trustees of American Century
California Tax-Free and Municipal Funds if he or she receives the approval of a majority of the votes of American Century California Tax-Free and Municipal
Funds represented at the meeting, provided at least a quorum (40% of the outstanding votes), is represented in person or by proxy. The election of trustees is determined by the votes received from all American Century
California Tax-Free and Municipal Funds shareholders without regard to whether a majority of votes of any one fund voted in favor of a particular Nominee or all
Nominees as a group. By completing the proxy, you give the named proxies the right to cast your votes. If you elect to withhold authority for any nominees, you may do so by striking a line through the Nominee name on the proxy, as further explained on the proxy

                                                                             13

itself. The Board of Trustees does not contemplate that any Nominee will be unable to serve as a member of the Board of Trustees for any reason, but if that should occur prior to the Special Meeting, the individuals named as proxies reserve the right to substitute another person or persons of their choice as
Nominee or Nominees.

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY
RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES.

PROPOSAL 2: REORGANIZATION

COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS

The following chart is provided to show a comparison of certain key attributes of California Municipal Money Market with California Tax-Free Money Market. For additional information about the funds, see the section titled Information About the Funds starting on page 18.

                          CALIFORNIA MUNICIPAL MONEY MARKET          CALIFORNIA TAX-FREE MONEY
MARKET
----------------------------------------------------------------------------------------------------------------------------
Type of Fund              California Tax-Exempt Money Market         California Tax-Exempt Money
Market

Investment Objective      Same as California Tax-Free Money Market   The fund seeks safety of principal and high
                                                                     current income that is exempt from federal and
                                                                     California income taxes.

Investment Policies       Invests in high-quality, very short-term   Invests in high-quality, very short-term debt
                          debt securities with interest payments     securities with interest payments exempt from
                          exempt from federal and California         federal and California income taxes.
                          income taxes but not necessarily
                          exempt from the federal alternative
                          minimum tax.

Credit Quality            AAA - A                                    AAA - A

Total Expense Ratio       0.50%                                      0.50%

Distribution Policy       Same as California Tax-Free Money Market   Distributions from net income are declared
                                                                     daily and paid monthly. Capital gains
                                                                     distributions are paid once a year, usually
                                                                     in December.

Purchases and Exchanges   Same as California Tax-Free Money Market   See pages 19-22 of accompanying Prospectus

Redemption Policies       Same as California Tax-Free Money Market   See pages 19-22 of accompanying Prospectus

Investment Advisor        Same as California Tax-Free Money Market   American Century Investment Management, Inc. ("ACIM")

Transfer Agent            Same as California Tax-Free Money Market   American Century Services Corporation ("ACSC")

Distributor               Same as California Tax-Free Money Market   American Century Investment Services, Inc. ("ACIS")

Custodians                Same as California Tax-Free Money Market   J.P. Morgan Chase and Co. and Commerce Bank, N.A.

Independent Auditors      Same as California Tax-Free Money Market   PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

The exchange of California Municipal Money Market shares for California Tax-Free
Money Market shares in the reorganization will be tax-free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for California Tax-Free
Money Market shares received in the reorganization will be identical to the aggregate tax basis and holding period for the California Municipal Money Market shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page 18 of this Combined Prospectus/Proxy
Statement.

RISK FACTORS

California Municipal Money Market and California Tax-Free Money Market invest in high-quality, very short-term debt securities. These securities are among the safest securities available and, therefore, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

Because the funds invest primarily in California municipal securities, they will be sensitive to events that affect California's economy. They may be riskier than funds that invest in a larger universe of securities.

Your Board of Trustees does not believe that the reorganization exposes shareholders of California Municipal Money Market to any substantially new or different risks than they are exposed to as shareholders of California Municipal
Money Market. For a discussion of the various investment policies, approaches and procedures of California Tax-Free Money Market, and the risks associated therewith, please see the accompanying Prospectus beginning at page 10.

TRANSACTION AND OPERATING EXPENSE INFORMATION

The tables below compare various shareholder transaction and annual fund operating expenses of California Municipal Money Market as of its most recent fiscal year end (August 31, 2001) with California Tax-Free Money Market as of its most recent fiscal year end (August 31, 2001). After the reorganization, the expense levels of the surviving fund will be the same as those shown for
California Tax-Free Money Market (Pro Forma).

Annual Operating Expenses (expenses that are deducted from fund assets)

                                                Management    Distribution and        Other          Total Annual Fund
                                                Fee(1)        Service (12b-1) Fees    Expenses(2)    Operating Expenses
-------------------------------------------------------------------------------------------------------------------------
California Municipal Money Market               0.49%         None                    0.01%          0.50%
-------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market                0.49%         None                    0.01%          0.50%
-------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market (Pro Forma)    0.49%         None                    0.01%          0.50%
-------------------------------------------------------------------------------------------------------------------------

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2) Other expenses include the fees and expenses of the funds' independent trustees, their legal counsel, interest and portfolio insurance.

Examples

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

[sidebar]

[graphic of triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[end of sidebar]

                                                1 year      3 years      5 years       10 years
-----------------------------------------------------------------------------------------------------
California Municipal Money Market               $51         $160         $279          $627
-----------------------------------------------------------------------------------------------------
California Tax-Free Money Market                $51         $160         $279          $627
-----------------------------------------------------------------------------------------------------
California Tax-Free Money Market (Pro Forma)    $51         $160         $279          $627
-----------------------------------------------------------------------------------------------------

                                                                             15

ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION. Subject to receipt of shareholder approval, the reorganization will be carried out according to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the
"Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 30, 2002, but before (or as of) the opening of business on September 3, 2002. However, the Agreement gives the officers of the funds the flexibility to choose another date.

EXCHANGE OF ASSETS. After the close of business on August 30, 2002, the funds will determine the value of their assets and liabilities in the same manner as described on page 23 in the enclosed California Tax-Free Money Market
Prospectus. The assets and liabilities of California Municipal Money Market will then be transferred to California Tax-Free Money Market in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

LIQUIDATING DISTRIBUTIONS AND TERMINATION OF CALIFORNIA MUNICIPAL MONEY MARKET.
Immediately after the exchange of its assets for the California Tax-Free Money
Market shares, California Municipal Money Market will distribute pro rata all of the shares received in the exchange to its shareholders of record at the
Effective Time. All of the outstanding shares of California Municipal Money
Market will be redeemed and canceled and its stock books closed. As a result of the distribution, California Municipal Money Market shareholders will become shareholders of California Tax-Free Money Market.

SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of
California Municipal Money Market shareholders.

REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by California Municipal Money Market to California Tax-Free
Money Market concerning California Municipal Money Market's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions include (i) that
California Municipal Money Market shareholders approve the proposed reorganization, (ii) that all representations of the funds be true in all material respects, (iii) receipt of the tax opinion described on page 18 under the caption Federal Income Tax Consequences, and (iv) such other matters as are customary in a reorganization of this type.

TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of the failure by the other fund to meet one of its conditions to closing, or by mutual consent.

GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of California Tax-Free Money Market and California Municipal Money Market.

DESCRIPTION OF THE SECURITIES OF CALIFORNIA TAX-FREE MONEY MARKET

California Tax-Free Money Market is a series of shares offered by American
Century California Tax-Free and Municipal Funds. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

American Century California Tax-Free and Municipal Funds is a Massachusetts
business trust, which means its activities are overseen by a Board of Trustees.

Like California Municipal Money Market, California Tax-Free Money Market
currently offers one class of shares, the Investor Class, although it may offer additional classes in the future. The Investor Class of shares of California
Tax-Free Money Market has no up-front charges, commissions or 12b-1 fees.

Your Board of Trustees believes there are no material differences between the rights of a California Municipal Money Market shareholder and the rights of a
California Tax-Free Money Market shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the Investment Company Act of 1940, it is not necessary for
California Tax-Free Money Market to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees.
However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last 10 years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes, and has advised the Board of Trustees, that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American
Century family of funds. Consolidation plans are proposed for other American
Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

ACIM recommended to the Board of Trustees that, among other reasons, because
California Municipal Money Market and California Tax-Free Money Market are
managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the
Board of Trustees recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the
Reorganization is completed. The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The Board of Trustees reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the Reorganization. The Board of Trustees also noted that the same portfolio management team manages both funds. During the course of its deliberations, the Board of Trustees noted that the expenses of the
Reorganization will be borne by ACIM.

The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of California Municipal Money Market, and that no dilution of value would result to the shareholders of the funds from the Reorganization.
The Board of Trustees, including those who are not "interested persons" (as defined in the 1940 Act), approved the Plan and recommended that shareholders of
California Municipal Money Market vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
"FOR" THE PLAN OF REORGANIZATION.

                                                                             17

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, California Municipal Money Market or California
Tax-Free Money Market, (ii) your basis in the California Tax-Free Money Market shares that you receive will be the same in the aggregate as your basis in the
California Municipal Money Market shares held by you immediately prior to the reorganization, and (iii) your holding period for the California Tax-Free Money
Market shares will include your holding period for your California Municipal
Money Market shares.

We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning potential tax consequences.

The Agreement and Plan of Reorganization provides that California Municipal
Money Market will declare and pay dividends prior to the reorganization which, together with all previous dividends, is intended to have the effect of distributing to the California Municipal Money Market shareholders all undistributed ordinary income, tax-exempt income and net realized capital gains earned up to and including the Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences to California Municipal Money Market. The distributions to shareholders generally will be taxable to the extent ordinary income and capital gains distributions are taxable to such shareholders, and nontaxable to the extent tax-exempt income distributions are nontaxable to such shareholders.

Capitalization (unaudited)

                                                                                                     California Tax Free
                                             California Tax Free         California Municipal        Money Market
As of August 31, 2001                        Money-Market                Money Market                Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                $551,722,018                $177,552,701                $729,274,719
   Shares Outstanding                         551,718,122                 177,587,560                 729,305,682
   Net Asset Value Per Share                        $1.00                       $1.00                       $1.00
------------------------------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE FUNDS

Complete information about California Tax-Free Money Market and California
Municipal Money Market is contained in their Prospectus. The California Tax-Free
Money Market and California Municipal Money Market Prospectus dated January 1,
2002, is included with this Prospectus/Proxy Statement. The content of the
Prospectus is incorporated into this document by reference. Below is a list of types of information about California Tax-Free Money Market and California
Municipal Money Market and the pages in their Prospectus where the information can be found.

INFORMATION ABOUT THE
FOLLOWING ITEMS                      CAN BE FOUND ON THE FOLLOWING PAGES
-------------------------------------------------------------------------------------------------------------
                                     California Tax-Free Money Market   California Municipal Money Market
                                     Investor Class                     Investor Class
-------------------------------------------------------------------------------------------------------------
An Overview of the Funds             2-3                                2-3
Fees and Expenses                    9                                  9
Objectives, Strategies and Risks     10                                 10
Management                           17-18                              17-18
Investing with American Century      19-22                              19-22
Share Price and Distributions        23-24                              23-24
Taxes                                25-26                              25-26
Financial Highlights                 27-28                              27, 29
-------------------------------------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information dated January 1, 2002, and the investment objectives of California
Tax-Free Money Market may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of California Municipal
Money Market. Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American
Century Investment Management, Inc. has hired Alamo Direct to act as proxy solicitor for the proposals. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at 1-800-331-8331.

VOTING AND REVOCATION OF PROXIES

The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online by accessing the Web site listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). You also may vote by telephone by calling the toll-free number listed on your proxy card. In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Trustees and vote "FOR" all proposals.

Any shareholder giving a proxy may revoke it at any time before it is exercised using any of the voting procedures described on the proxy vote card or by attending the meeting and voting in person.

RECORD DATE

Only California Municipal Money Market shareholders of record at the close of business on April 5, 2002, will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on March 15, 2002, is:

   California Municipal Money Market
     Investor                   172,533,305

Because the record date is April 5, 2002, the total number of votes at the meeting may be different.

QUORUM

A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
50% of the outstanding votes of California Municipal Money Market entitled to vote at the meeting. Votes may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative

                                                                             19

vote of a majority of those votes affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote "FOR" the Agreement and Plan of Reorganization in favor of such adjournments and will vote those proxies for which they are required to vote
"AGAINST" such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

The Agreement and Plan of Reorganization must be approved by the holders of 1)
67% or more of the outstanding votes of California Municipal Money Market present at the Special Meeting in person or by proxy, if 50% or more of the outstanding shares are so represented or 2) a majority of the outstanding votes of California Municipal Money Market, whichever is less, in accordance with the provisions of its Agreement and Declaration of Trust and the requirements of the
Investment Company Act of 1940. The term "majority of the outstanding votes"
means more than 50% of the fund's outstanding votes represented in person or by proxy.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote "AGAINST" the Agreement and Plan of Reorganization.

Approval of the reorganization by shareholders of California Tax-Free Money
Market is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

The cost of the proxy solicitation and Special Meeting will be borne by American
Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

The following table lists, as of March 15, 2002, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of California Municipal Money
Market or California Tax-Free Money Market. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds as of March 15, 2002. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                                                     Number of        Percent of    Percent Owned After
Fund/Class                       Shareholder Name and Address        Shares Owned     Ownership     Reorganization
-----------------------------------------------------------------------------------------------------------------------------
California Municipal Money Market
                                 N/A                                 N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market
  Investor                       Morgan Guaranty Trust of New York   82,764,874       15%           12%
                                 Newark, DE
-----------------------------------------------------------------------------------------------------------------------------

As of March 15  , 2002, the trustees and officers of the issuer of California
Municipal Money Market, as a group, owned less than 1% of the outstanding shares of California Municipal Money Market. As of March 15, 2002, the trustees and officers of the issuer of California Tax-Free Money Market, as a group, owned less than 1% of the outstanding shares of California Tax-Free Money Market.

APPRAISAL RIGHTS

Shareholders of California Municipal Money Market are not entitled to any rights of share appraisal under its Agreement and Declaration of Trust, or under the laws of the State of Massachusetts.

Shareholders have, however, the right to redeem their California Municipal Money
Market shares until the reorganization. Thereafter, shareholders may redeem the
California Tax-Free Money Market shares they received in the reorganization at
California Tax-Free Money Market's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

California Tax-Free Money Market does not intend to hold annual meetings of shareholders. Shareholders of California Tax-Free Money Market have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century California Tax-Free and
Municipal Funds will assist in shareholder communications on such matters.

California Municipal Money Market will not hold an annual meeting of shareholders this year for the election of trustees.

ADDITIONAL INFORMATION

Information about California Municipal Money Market and California Tax-Free
Money Market is incorporated into this document by reference from their
Prospectus and Statement of Additional Information dated January 1, 2002. A copy of the Prospectus accompanies this document, and a copy of the funds' Statement of Additional Information, or their most recent annual or semiannual reports may be obtained without charge by calling us at 1-800-331-8331.

Reports and other information filed by California Municipal Money Market and
California Tax-Free Money Market may be inspected and copied at the Public
Reference Facilities maintained by the SEC at 450 Fifth Street, N.W.,
Washington, D.C. 20549, and copies of such materials may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information
Services, Securities and Exchange Commission, Washington, D.C. 20549, at
prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

LITIGATION

Neither California Municipal Money Market nor California Tax-Free Money Market
is involved in any litigation or proceeding.

OTHER BUSINESS

The Board of Trustees is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to us at 4500 Main Street, P.O. Box
419200, Kansas City, Missouri 64141-6200 or at 1-800-331-8331.

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN
THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO
ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                             21

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: CALIFORNIA TAX-FREE MONEY MARKET

The following are excerpts of management's discussion of fund performance from the Annual Report of California Tax-Free Money Market dated August 31, 2001. For a complete copy of the report, please call us at 1-800-331-8331.

REPORT HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET

Total Returns:          AS OF 8/31/01
6 Months                     1.26%(1)
1 Year                          2.86%
7-Day Current Yield:            1.69%
Inception Date:               11/9/83
Net Assets:            $551.7 million

(1) Not annualized.

OUR MESSAGE TO YOU

Although the enclosed annual reports for the American Century California
Tax-Free and Municipal Money Market funds focus primarily on the one-year period ended August 31, 2001, we'd be remiss in failing to mention the horrifying and unprecedented terrorist attacks on September 11. We pay tribute to the many members of the investment community - and the brave emergency personnel who came to their rescue - who died that day.

The terrorists sought to devastate America, but our business community -
including your American Century investment management team - has been working hard to keep the U.S. financial markets up, active and functioning smoothly. On the following pages, the municipal team discusses what affected the funds during the fiscal year, and how the team is responding to the current economic environment.

In other news, our investment team's executive leadership recently underwent some important changes. Effective July 1, 2001, Randall Merk, formerly a senior vice president and chief investment officer (CIO) for American Century's fixed income discipline, became president and CIO of American Century's investment management subsidiary. He succeeded Robert Puff, Jr., who became the subsidiary's chairman. Randy is now responsible for all of American Century's investment management functions, including portfolio management, research and trading.

David MacEwen, a senior vice president who previously oversaw all of American
Century's municipal and money market portfolios and municipal credit research, assumed Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all of the company's bond and money market products.
And Steven Permut, a vice president and senior portfolio and credit research manager, was promoted to succeed Dave as leader of American Century's municipal fund and credit research teams.

As always, we appreciate your continued confidence in American Century, especially during these difficult times.

Sincerely,

/s/ James E. Stowers, Jr.            /s/ James E. Stowers III

James E. Stowers, Jr.                James E. Stowers III
Chairman of the Board and Founder    Co-Chairman of the Board

PERFORMANCE & PORTFOLIO INFORMATION

Total Returns as of August 31, 2001

                                              CALIFORNIA TAX-FREE    CALIFORNIA TAX-EXEMPT MONEY MARKET FUNDS(2)
                                                 MONEY MARKET           AVERAGE RETURN       FUND'S RANKING

6 MONTHS(1) ..............................           1.26%                   1.16%                 --
1 YEAR ...................................           2.86%                   2.63%             9 OUT OF 58
====================================================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS ..................................           2.86%                   2.68%            11 OUT OF 49
5 YEARS ..................................           2.97%                   2.79%            10 OUT OF 46
10 YEARS .................................           2.85%                   2.75%            11 OUT OF 36

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

YIELDS AS OF AUGUST 31, 2001      PORTFOLIO AT A GLANCE
----------------------------      ---------------------
7-Day Current Yield    1.69%                           8/31/01   8/31/00
7-Day Effective Yield  1.71%      Number of Securities   84        103
34.70% Tax Bracket     2.59%      Weighted Average
37.42% Tax Bracket     2.70%         Maturity          68 days   64 days
41.95% Tax Bracket     2.91%      Expense Ratio         0.50%     0.50%
45.22% Tax Bracket     3.08%

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The seven-day current yield more closely reflects the current earnings of the fund than the total return.

MANAGEMENT Q&A

An interview with Todd Pardula, a portfolio manager on the California Tax-Free and Municipal Money Market funds investment team.

HOW DID CALIFORNIA TAX-FREE MONEY MARKET PERFORM FOR THE YEAR ENDED AUGUST 31,
2001?

The fund returned 2.86%, providing more income than its Lipper peer group on average. Relative to other asset classes, money markets vastly outperformed stocks, while trailing bonds.

WHY DID THE FUND'S YIELD DECLINE DURING THE FISCAL YEAR?

The Federal Reserve cut short-term interest rates nearly in half, from 6.5% to
3.5% to combat economic weakness. That was the most rapid rate shift in recent history, and it pushed all money market yields sharply lower.

Yields on California money market securities are heavily influenced by technical factors. This year, note yields rose in mid-April as tax time reduced demand.
Yields remained attractive into June as investors anticipated additional issuance as a result of the power crisis. Proceeds from the "power bonds" were intended to pay for power purchases, but the bond deal was postponed until lawmakers agree upon the terms.

                                                                             23

HOW DID YOU OUTPACE THE LIPPER PEER GROUP?

First off, our lower-than-average expenses helped. All else being equal, lower expenses mean more income for our shareholders.

We also locked in some high yields back in November just before the Fed started cutting rates. We added to our note holdings again between April and June when note yields were attractive relative to other types of money market securities.
Those decisions helped support the fund's return as interest rates continued to decline further.

WHAT'S YOUR OUTLOOK?

Although we aren't expecting the $12.5 billion California power issuance until next year, another large state issuance in September - $5.7 billion in
California revenue anticipation notes (RANs) - may provide a chance to lock in attractive yields for our shareholders. This will be the first California RAN issuance in several years, because the state's prosperity in recent years eliminated its need to borrow annually.

We are expecting the issuance to make yields attractive, as the state will have to entice investors with higher-yielding notes. As always, we'll continue to scour our market for high-quality securities with competitive yields, while monitoring the pulse of the national and state economies.

PORTFOLIO COMPOSITION BY CREDIT RATING

           % of fund investments
            As of         As of
           8/31/01       2/28/01
A-1+         80%           84%
A-           20%           16%

Ratings provided by Standard & Poor's.

PORTFOLIO COMPOSITION BY MATURITY

AS OF AUGUST 31, 2001

1-30 days             78%
31-90 days             1%
More than 181 days    21%

AS OF FEBRUARY 28, 2001

1-30 days             72%
31-90 days            14%
91-180 days           13%
More than 181 days     1%

APPENDIX I

                             AMERICAN CENTURY FUNDS
                         CHARTER OF THE AUDIT COMMITTEE
                           OF THE BOARD OF DIRECTORS

ORGANIZATION

* The Audit Committee of the Board of Directors shall be composed entirely of directors who are independent of the management of the Funds and have no relationship with the Funds that might interfere with the exercise of their independence as committee members.

STATEMENT OF PURPOSE

* The Audit Committee shall be responsible for assisting the Directors in fulfilling their responsibilities to the shareholders in the areas of the
  Funds' accounting and financial reporting policies and practices, internal controls and compliance with applicable laws and regulations.

* The Audit Committee shall oversee the independent audit of the Funds'
  financial statements.

* The Audit Committee shall be responsible for fostering communication of information among the directors, internal auditors and independent auditors.

* The Audit Committee shall act as a liaison between the Funds' independent auditors and the full Board of Directors.

  THE FUNCTION OF THE AUDIT COMMITTEE IS OVERSIGHT; IT IS MANAGEMENT'S
  RESPONSIBILITY TO MAINTAIN APPROPRIATE SYSTEMS FOR ACCOUNTING AND INTERNAL
  CONTROL, AND THE AUDITOR'S RESPONSIBILITY TO PLAN AND CARRY OUT A PROPER
  AUDIT.

DUTIES AND POWERS

The Audit Committee shall have the following duties and responsibilities:

* To recommend to the Board of Directors the selection, retention or termination of the Funds' independent auditors and evaluate the independence of such auditors;

* To meet with the Funds' independent auditors, including private meetings, as necessary;

  * to review the arrangements for and the scope of the current year's annual audit and any special audits;

  * to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the independent auditors, or other results of such audits;

  * to consider the independent auditors' comments with respect to the Funds'
    financial policies, procedures and internal accounting controls and management's responses thereto; and

  * to review the form of opinion the independent auditors propose to render to the Board of Directors and the shareholders;

* To review the auditors' assessment of the adequacy and effectiveness of the
  Funds' internal controls and elicit recommendations for improving such controls;

* To review the fees charged for Fund auditing and other services provided by the independent auditors pursuant to engagements authorized by the Committee or the Board of Directors;

* To assess significant risks or exposures identified by the auditors and steps recommended to minimize such risks and exposures;

* To review and consider changes in Fund accounting policies or practices proposed by management or the independent auditors;

* To retain outside counsel or other experts at the expense of the Funds in order to fully discharge its responsibilities;

* To investigate any matters brought to the Audit Committee's attention that are within the scope of its duties; and

* To review this Charter at least annually and recommend any changes to the full
  Board of Directors.

MEETINGS

* The Audit Committee shall hold regular meetings and special meetings, if necessary, to carry out its designated duties and responsibilities.

* The Audit Committee shall meet regularly with the Treasurer and internal auditors.

                                                                             25

APPENDIX II

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

Report of the Audit Committee

The Audit Committee oversees the Fund's financial reporting process on behalf of the Board of Trustees. Management has the primary responsibility for the financial statements and the reporting process including the systems of internal controls. In fulfilling its oversight responsibilities, the committee reviewed the audited financial statements in the Annual Report with management including a discussion of the quality, not just the acceptability, of the accounting principles, the reasonableness of significant judgments and the clarity of disclosures in the financial statements.

The Committee reviewed with the independent auditors, who are responsible for expressing an opinion on the conformity of those audited financial statements with generally accepted accounting principles, their judgments as to the quality, not just the acceptability, of the Fund's accounting principles and such other matters as are required to be discussed with the Committee under generally accepted auditing standards. In addition, the Committee has discussed with the independent auditors the auditors' independence from management and the
Fund including the auditor's letter and the matters in the written disclosure required by the Independence Standards Board and considered the compatibility of non-audit services with the auditors' independence.

The Committee discussed with the Fund's independent auditors the overall scope and plans for the audits. The Committee meets with independent auditors, with and without management present, to discuss the results of their examinations, their evaluations of the Fund's internal controls and the overall quality of the
Fund's financial reporting.

In reliance on the reviews and discussions referred to above, the Committee recommended to the Board of Trustees/Directors (and the board has approved) that the audited financial statements be included in the Annual Report to shareholders for the year ended August 31, 2001. The Committee and the board also have approved the selection of PricewaterhouseCoopers LLP as the Fund's independent auditors.

Jeanne D. Wohlers, Committee Chair
Albert Eisenstat, Committee Member
Kenneth E. Scott, Committee Member

NOTES

                                                                             27

NOTES

NOTES

                                                                             29

SH-BKT-29361    0204

California Municipal Money Market into California Tax-Free Money Market

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                       Statement of Additional Information

2002 Special Meeting of Shareholders of American Century California Tax-Free and
Municipal Funds

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated April
15, 2002 for the Special Meeting of Shareholders to be held on August 2, 2002.
Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined
Proxy Statement/Prospectus.

         Further information about California Tax-Free Money Market is contained in and incorporated herein by reference to its Statement of Additional
Information dated January 1, 2002. The audited financial statements and related independent accountant's report for California Tax-Free Money Market contained in the Annual Report dated August 31, 2001 are incorporated herein by reference.
No other parts of the Annual Report are incorporated by reference herein.

         Further information about California Municipal Money Market is contained in and incorporated herein by reference to its Statement of Additional
Information dated January 1, 2002. The audited financial statements and related independent accountant's report for California Municipal Money Market contained in the Annual Report dated August 31, 2001 are incorporated herein by reference.
No other parts of the Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is April 15, 2002.

TABLE OF CONTENTS

General Information
Pro Forma Financial Statements

GENERAL INFORMATION

         The shareholders of California Municipal Money Market are being asked to approve or disapprove an Agreement and Plan of Reorganization (the
"Reorganization Agreement") dated as of April 15, 2002 between American Century
California Tax-Free and Municipal Funds and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities California Municipal Money Market to
California Tax-Free Money Market in exchange for full and fractional shares representing interests in California Tax-Free Money Market. The shares issued by
California Tax-Free Money Market will have an aggregate net asset value equal to the aggregate net asset value of the shares California Municipal Money Market, that are outstanding immediately before the effective time of the
Reorganization.

         Following the exchange, California Municipal Money Market will each make a liquidating distribution to its shareholders of the California Tax-Free
Money Market shares received in the exchange. Each shareholder owning shares of
California Municipal Money Market at the Effective Time of the reorganization will receive shares of California Tax-Free Money Market of equal value, plus the right to receive any unpaid dividends that were declared before the Effective
Time of the Reorganization on the California Municipal Money Market shares exchanged.

         The Special Meeting of Shareholders to consider the Reorganization
Agreement and the related transactions will be held at 10:00 a.m. Central time on August 2, 2002 at American Century Tower I, 4500 Main Street, Kansas City,
Missouri. For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining
American Century California Municipal Money Market and
American Century California Tax-Free Money Market Fund

California Tax-Free Money Market and California Municipal Money Market Proforma
Statement of Assets and Liabilities

AUGUST 31, 2001 (UNAUDITED)

                                                California         California
                                                Tax-Free           Municipal                             Pro Forma
                                                Money Market       Money Market                          Combining
                                                Fund               Fund                 Adjustments      (Note 1)
                                                ----               ----                 -----------      --------
ASSETS

Investment securities at value
(amortized cost and cost for
federal income tax purposes)                    $ 552,346,525      $ 180,295,259                         $ 732,641,784
Cash                                            8,702,057          -                                     8,702,057
Interest receivable                             2,051,215          564,451                               2,615,666
Prepaid portfolio insurance                     27,955             8,026                                 35,981
                                               --------------   ------------------     ------------     ----------------
                                                563,127,752        180,867,736          0                743,995,488
                                               ==============   ==================     ============     ===============

LIABILITIES
Disbursements in
excess
of demand deposit cash                          -                  3,241,419                             3,241,419
Payable for investments purchased               11,011,389         -                                     11,011,389
Accrued management fees                         233,747            73,189                                306,936
Dividends payable                               159,234            -                                     159,234
Payable for trustees' fees and expenses         1,364              427                                   1,791
                                               --------------   ------------------     ------------     ----------------
                                                11,405,734         3,315,035            0                14,720,769
                                               --------------   ------------------     ------------     ----------------
Net Assets                                      $551,722,018       $177,552,701         $0               $729,274,719
                                               ==============   ==================     ============     ===============

CAPITAL SHARES
Outstanding (unlimited
number
of shares authorized)                           551,718,122        177,587,560          0                729,305,682
                                               ==============   ==================     ============     ===============

Net Asset Value Per Share                       $1.00              $1.00                                 $1.00

NET ASSETS CONSIST OF:
Capital paid in                                 $551,718,122       $177,587,560                          $729,305,682
Undistributed net investment income             275,802            122,436                               398,238
Accumulated net realized
loss
on investment transactions                      (271,906)          (157,295)                             (429,201)
                                               --------------   ------------------     ------------     ----------------
                                                $551,722,018       $177,552,701         $0               $729,274,719
                                               ==============   ==================     ============     ===============

California Tax-Free Money Market and California Municipal Money Market Proforma
Statements of Operation

YEAR ENDED AUGUST 31, 2001 (UNAUDITED)

                                                California         California                          Pro Forma
                                                Tax-Free Money     Municipal Money                     Combining
                                                Market Fund        Market Fund          Adjustments    (Note 1)
INVESTMENT INCOME

Income:
Interest                                        $20,175,419        $6,140,260           $0             $26,315,679
                                               --------------   ------------------     ------------  ----------------

Expenses:
Management fees                                 2,958,588          878,891                             3,837,479
Trustees' fees and expenses                     20,155             5,994                               26,149
Portfolio insurance                             38,732             11,117                              49,849
                                               --------------   ------------------     ------------   ----------------
                                                3,017,475          896,002              0              3,913,477
                                               --------------   ------------------     ------------   ----------------
Net investment income                           17,157,944         5,244,258            0              22,402,202
                                               --------------   ------------------     ------------   ----------------
Net realized
gain
on investment transactions                      6,901              1,674                0              8,575
                                               --------------   ------------------     ------------   ----------------
Net Increase in Net Assets
Resulting from Operations                       $17,164,845        $5,245,932           $0             $22,410,777
                                               ==============   ==================     ============    ===============
Notes to Pro Forma Financial Statements (Unaudited)

1. BASIS OF COMBINATION-The unaudited Pro Forma Combining Schedule of
   Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro
   Forma Combining Statement of Operations reflect the accounts of the
   California Tax-Free Money Market Fund and California Municipal Money Market
   Fund (the funds) at and for the year ended August 31, 2001. The Pro Forma
   Combining Schedule of Investments and Pro Forma Combining Statement of Assets
   and Liabilities assumes the combination was consummated after the close of business on August 31, 2001. The Pro Forma Combining Statement of Operations
   assumes the combination was consummated at the beginning of the fiscal year ended August 31, 2001.

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, California Municipal Money
   Market, in exchange for shares of the surviving fund, for purposes of maintaining the financial statements and performance, California Tax Free
   Money Market.

   In accordance with accounting principals generally accepted in the United
   States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies.

   The Pro Forma Combining Schedule of Investments, Statement of Assets and
   Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2. SECURITY VALUATION- Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. CAPITAL SHARES-The pro forma net asset value per share assumes the issuance of shares of the surviving fund that would have been issued at August 31,
   2001, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of August 31, 2001, divided by the net asset value per share of the shares of the surviving fund as of August 31, 2001. The pro forma total number of shares outstanding for the combined fund consists of the following at August 31, 2001:

                                                                   Additional Shares
   Combined               Total Outstanding     Shares of          Assumed Issued
   Fund                   Shares                Surviving Fund     in Reorganization
   -----------------------------------------------------------------------------------
   California Tax-Free
   Money Market           729,305,682           551,718,122        177,587,560

4. INVESTMENTS-At August 31, 2001, the funds had the following net capital loss carryovers for federal income tax purposes available to offset future capital gains. To the extent that those carryover losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

                                             Net Capital Loss
   Fund                                      Carryover
   -----------------------------------------------------------------------------
   California Tax-Free Money Market          $271,183
   California Municipal Money Market         $157,293

For the ten-month period ended August 31, 2001, California Tax-Free Money Market and California Municipal Money Market incurred net capital losses of $723 and
$2, respectively. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

CALIFORNIA TAX-FREE MONEY MARKET / CALIFORNIA MUNICIPAL MONEY MARKET

Proforma Combined Schedule of Portfolio Investments  August 31, 2001
(Unaudited)

                                 PROFORMA                                                                    PROFORMA
   FUND 1          FUND 2        COMBINED                                     FUND 1         FUND 2          COMBINED
   PRINCIPAL       PRINCIPAL     PRINCIPAL                                    MARKET         MARKET          MARKET
   AMOUNT          AMOUNT        AMOUNT      SECURITY DESCRIPTION             VALUE          VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES  (100.0%)

CALIFORNIA  (100.0%)
   $8,185,000                    $8,185,000  Adelanto Public Utility          $8,185,000                     $8,185,000
                                             Auth. Rev., Series 2000 B,
                                             (Utility System), VRDN,
                                             (LOC: Union Bank of
                                             California N.A. & California
                                             State Teacher's Retirement),
                                             1.85%, 09/05/01

                   $940,000      940,000     Alameda County Industrial        $940,000       940,000
                                             Development Auth. Rev.,
                                             (Design Workshops), VRDN,
                                             (LOC: Wells Fargo Bank,
                                             N.A.), 2.00%, 09/06/01

                   1,300,000     1,300,000   Alameda County Industrial                       1,300,000       1,300,000
                                             Development Auth. Rev.,
                                             Series 1994 A, (Scientific
                                             Technology), VRDN, (LOC:
                                             Banque Nationale de Paris
                                             S.A.), 2.05%, 09/05/01

                   2,000,000     2,000,000   Alameda County Industrial                       2,000,000       2,000,000
                                             Development Auth. Rev.,
                                             Series 2000 A, (United
                                             Manufacturing Project),
                                             VRDN, (LOC: Wells Fargo
                                             Bank N.A.), 2.00%,
                                             09/05/01

   5,895,000                     5,895,000   Apple Valley COP, (Public        5,895,000                      5,895,000
                                             Facilities Financing), VRDN,
                                             (LOC: Union Bank of
                                             California N.A. & California
                                             State Teacher's Retirement),
                                             1.85%, 09/06/01

   3,610,000                     3,610,000   Apple Valley COP, (Town          3,610,000                      3,610,000
                                             Center), VRDN, (LOC: Allied
                                             Irish Bank PLC), 1.95%,
                                             09/06/01

   2,000,000                     2,000,000   Association of Bay Area          2,000,000                      2,000,000
                                             Governments Finance Auth.
                                             for Nonprofit Corporations
                                             COP, (Bentley School),
                                             VRDN, (LOC: Banque
                                             Nationale de Paris S.A.),
                                             1.95%, 09/05/01

                   3,200,000     3,200,000   Association of Bay Area                         3,200,000       3,200,000
                                             Governments Finance Auth.
                                             for Nonprofit Corporations
                                             Multifamily Rev., Series
                                             1997 A, (Mountain View
                                             Apartments), VRDN, (LOC:
                                             Comerica Bank, N.A.),
                                             2.05%, 09/06/01

   4,895,000                     4,895,000   Beaumont Utility Auth.           4,895,000                      4,895,000
                                             Rev., Series 2001 A,
                                             (Wastewater Enterprise),
                                             VRDN, (LOC: Union Bank of
                                             California), 2.05%, 09/06/01

   10,000,000                   10,000,000   California Department Of         10,000,000                     10,000,000
                                             Water Resources Center
                                             Valley Project Rev., Series
                                             2001 K-3, VRDN, 1.90%,
                                             09/05/01

   5,750,000                    5,750,000    California Department Of         5,750,000                      5,750,000
                                             Water Resources Center
                                             Valley Project Rev., Series
                                             2001 L-8, VRDN, (FSA)
                                             (Acquired 5/17/01, Cost
                                             $5,750,000)(1), 1.80%,
                                             09/05/01

   4,000,000                    4,000,000    California Department Of         4,000,000                      4,000,000
                                             Water Resources Center
                                             Valley Project Rev., Series
                                             2001 L-9, VRDN (Acquired
                                             7/2/01-7/3/01, Cost
                                             $4,000,000)(1), 1.85%,
                                             09/05/01

                  2,170,000     2,170,000    California Economic                             2,170,000       2,170,000
                                             Development Financing
                                             Auth. Industrial
                                             Development Rev.,
                                             (Scientific Specialties),
                                             VRDN, (LOC: Bank of
                                             America N.A.), 2.00%,
                                             09/05/01

                  2,915,000     2,915,000    California Economic                             2,915,000       2,915,000
                                             Development Financing
                                             Auth. Industrial
                                             Development Rev., (Vortech
                                             Engineering Inc.), VRDN,
                                             (LOC: Bank of Hawaii),
                                             2.05%, 09/05/01

                  1,317,364     1,317,364    California Economic                             1,317,364       1,317,364
                                             Development Financing
                                             Auth. Industrial
                                             Development Rev.,
                                             (Wesflex Pipe
                                             Manufacturing), VRDN,
                                             (LOC: Wells Fargo Bank, N.A.),
                                             1.90%, 09/06/01

   450,000                      450,000      California Educational           450,000                        450,000
                                             Facilities Auth. Rev., (Mount
                                             St. Mary's College), VRDN,
                                             (LOC: Allied Irish Bank
                                             PLC), 1.90%, 09/05/01

   2,250,000                    2,250,000    California Educational           2,250,000                      2,250,000
                                             Facilities Auth. Rev., (Point
                                             Loma Nazarene University),
                                             VRDN, (LOC: Allied Irish
                                             Banks PLC), 1.95%,
                                             09/06/01

   3,500,000                    3,500,000    California Educational           3,500,000                      3,500,000
                                             Facilities Auth. Rev., Series
                                             1998 A, (University
                                             Judaism), VRDN, (LOC:
                                             Allied Irish Banks PLC),
                                             1.80%, 09/06/01

   5,000,000                    5,000,000    California Educational           5,000,000                      5,000,000
                                             Facilities Auth., (Chapman
                                             University) VRDN, (LOC:
                                             Allied Irish Bank PLC),
                                             1.80%, 09/05/01

   4,800,000                    4,800,000    California Health Facilities     4,800,000                      4,800,000
                                             Financing Auth. Rev., Series
                                             1985 C, (Santa Barbara
                                             Cottage Hospital), VRDN,
                                             (LOC: Bank of America
                                             N.A.), 1.85%, 09/06/01

   3,500,000                    3,500,000    California Health Facilities     3,500,000                      3,500,000
                                             Financing Auth. Rev., Series
                                             1991 A, (Adventist Health
                                             System), VRDN, (LOC:
                                             Toronto Dominion Bank),
                                             1.75%, 09/06/01

                 2,747,050      2,747,050    California Infrastructure &                     2,747,050       2,747,050
                                             Economic Development
                                             Bank Industrial
                                             Development Rev., Series
                                             1999 A, VRDN, (LOC:
                                             Comerica Bank-CA), 2.05%,
                                             09/06/01

                 1,670,000      1,670,000    California Infrastructure &                     1,670,000       1,670,000
                                             Economic Development
                                             Bank Empowerment Rev.,
                                             Series 2000 A, (Gold Coast
                                             Baking Co.) VRDN, (LOC:
                                             Comerica Bank-CA), 2.00%,
                                             09/05/01

                1,000,000      1,000,000     California Infrastructure &                     1,000,000       1,000,000
                                             Economic Development
                                             Bank Industrial Development
                                             Rev., (Roller Bearing Co.
                                             America), VRDN, (LOC:
                                             First Union National Bank),
                                             2.00%, 09/05/01

                2,400,000      2,400,000    California Infrastructure &                     2,400,000       2,400,000
                                             Economic Development
                                             Bank Industrial Development
                                             Rev., Series 1999 A,
                                             VRDN, (LOC: Wells Fargo
                                             Bank, N.A.), 2.00%, 09/06/01
                 1,000,000      1,000,000    California Infrastructure &                     1,000,000       1,000,000

                                             Economic Development
                                             Bank Industrial Development
                                             Rev., Series 2000 A,
                                             (Adams Rite Manufacturing
                                             Co.), VRDN, (LOC: Mellon
                                             1st Business Bank), 2.00%,
                                             09/05/01

                 3,000,000      3,000,000    California Infrastructure &                     3,000,000       3,000,000
                                             Economic Development
                                             Bank Industrial Development
                                             Rev., Series 2000 A,
                                             (Bonny Doon Winery Inc.),
                                             VRDN, (LOC: Comerica
                                             Bank-CA), 2.05%, 09/06/01

                 1,885,000      1,885,000    California Infrastructure &                     1,885,000       1,885,000
                                             Economic Development
                                             Bank Industrial Development
                                             Rev., Series 2000 A,
                                             (Chaparral Property), VRDN,
                                             2.05%, 09/06/01

                 3,750,000      3,750,000    California Infrastructure &                     3,750,000       3,750,000
                                             Economic Development
                                             Bank Industrial Development
                                             Rev., Series 2000 A,
                                             (International Raisins Inc.),
                                             VRDN, 2.10%, 09/06/01

                 1,950,000     1,950,000     California Infrastructure &                     1,950,000       1,950,000
                                             Economic Development
                                             Bank Industrial Development
                                              Rev., Series 2000 A,
                                             (Standard Abrasive
                                             Manufacturing), VRDN,
                                             (LOC: Mellon 1st Business
                                             Bank), 2.00%, 09/05/01

                 1,980,000     1,980,000     California Infrastructure &                     1,980,000       1,980,000
                                             Economic Development
                                             Bank Industrial Development
                                             Rev., Series 2000 A, (West
                                             Star Industries), VRDN,
                                             (LOC: U.S. Bank N.A.),
                                             2.05%, 09/05/01

   6,200,000                   6,200,000     California Infrastructure &      6,200,000                      6,200,000
                                             Economic Development
                                             Bank Rev., (East Bay
                                             SPCA), VRDN, (LOC: Allied
                                             Irish Bank PLC), 1.95%,
                                             09/06/01

   1,000,000                   1,000,000     California Pollution Control     1,000,000                      1,000,000
                                             Financing Auth. Rev.,
                                             (Chevron USA Inc.),
                                             (Guaranteed: Chevron
                                             Corp.), 4.00%, 11/15/01

   10,500,000                  10,500,000    California Pollution Control     10,500,000                     10,500,000
                                             Financing Auth. Rev.,
                                             (Chevron USA Inc.),
                                             (Guaranteed: Chevron
                                             Corp.)., 3.00%, 05/15/02

                 1,200,000     1,200,000     California Pollution Control                    1,200,000       1,200,000
                                             Financing Auth. Rev., Series
                                             1987 A, (Resource
                                             Recovery - Wadham Energy
                                             LP), VRDN, (LOC: Danske
                                             Bank A/S), 2.10%, 09/05/01

                 13,000,000    13,000,000    California Pollution Control                    13,000,000      13,000,000
                                             Financing Auth. Solid Waste
                                             Disposal Rev., Series 1994
                                             A, (Western Waste
                                             Industries), VRDN, (LOC:
                                             Union Bank of California,
                                             N.A.), 2.15%, 09/06/01

   23,000,000    5,000,000     28,000,000    California School Cash           23,252,732     5,054,942       28,307,674
                                             Reserve Program Auth.
                                             Rev., Series 2001 A,
                                             (AMBAC), 4.00%, 07/03/02

   1,200,000                   1,200,000     California School Facilities     1,200,000                      1,200,000
                                             Financing Corp. COP,
                                             Series 1998 A, (Capital
                                             Improvement Financing
                                             Projects), VRDN, (LOC:
                                             Bayerische Hypo Und
                                             Varinsbank), 2.00%,
                                             09/05/01

                 1,200,000     1,200,000     California Statewide                            1,200,000       1,200,000
                                             Communities Development
                                             Auth. Multifamily Rev.,
                                             Series 1997 G, (Sunrise of
                                             Moraga), VRDN, (LOC:
                                             Commerzbank A.G.), 2.30%,
                                             09/06/01

   4,300,000                   4,300,000    California Statewide              4,300,000                      4,300,000
                                            Communities Development
                                            Auth. Rev. COP, (Sutter
                                            Health Obligation Group),
                                            VRDN, (AMBAC), (SBBPA:
                                            KBC Bank N.V.), 2.35%,
                                            09/04/01

   36,280,000   500,000        36,780,000   California Statewide              36,280,000     500,000         36,780,000
                                            Communities Development
                                            Auth. Rev., Series 2000 N6,
                                            VRDN (Acquired 7/17/01,
                                            Cost $36,280,000 and
                                            $500,000, respectively)(1),
                                            2.00%, 09/05/01

   7,000,000                   7,000,000    California Statewide              7,000,000                      7,000,000
                                            Communities Development
                                            Auth. Special Tax COP,
                                            (Center for Early Education),
                                            VRDN, (LOC: Allied Irish
                                            Bank PLC) (Acquired
                                            6/14/01, Cost $7,000,000)(1),
                                            1.95%, 09/06/01

   10,000,000                  10,000,000   California Statewide              10,000,000                     10,000,000
                                            Communities Development
                                            Auth. Special Tax COP,
                                            (Senior Living Facility),
                                            VRDN, (LOC: Bank of New York),
                                            1.90%,
                                            09/06/01

                7,430,000      7,430,000    California Statewide                             7,430,000       7,430,000
                                            Communities Development
                                            Auth. Special Tax COP,
                                            Series 1997 I, (Terrace at
                                            Park Marino), VRDN, (LOC:
                                            California State Teachers' Retirement),
                                            2.25%, 09/06/01

   3,905,000                   3,905,000    California Statewide              3,905,000                       3,905,000
                                            Communities Development
                                            Auth. Special Tax COP,
                                            VRDN, 2.01%, 09/06/01

                16,000,000     16,000,000   California Statewide                             16,000,000      16,000,000
                                            Communities Development
                                            Auth. Special Tax COP,
                                            VRDN (Acquired 7/16/01,
                                            Cost $16,000,000)(1),
                                            2.31%, 09/06/01

   4,250,000                   4,250,000    California Statewide              4,250,000                      4,250,000
                                            Communities Development
                                            Auth. Special Tax, (Robert
                                            Louis Stevenson
                                            Development), VRDN,
                                            (SBBPA: Bank of New
                                            York), 1.85%, 09/06/01

                1,350,000      1,350,000    California Statewide                             1,350,000       1,350,000
                                            Communities Development
                                            Corp. Rev., (South Bay
                                            Circle), VRDN, (LOC:
                                            California State Teacher's
                                            Retirement), 1.95%,
                                            09/05/01

                2,380,000      2,380,000    California Statewide                             2,380,000       2,380,000
                                            Communities Development
                                            Corp. Rev., Series 1998 B,
                                            (Lesaint L.P.), VRDN, (LOC:
                                            PNC Bank Ohio N.A.),
                                            2.00%, 09/05/01

                1,095,000      1,095,000   California Statewide                              1,095,000       1,095,000
                                           Communities Industrial
                                           Development Corp. Rev.,
                                           Series 1994 A, (DV
                                           Industries), VRDN, (LOC:
                                           California State Teacher's
                                           Retirement), 1.95%,
                                           09/05/01

                1,460,000     1,460,000    California Statewide                              1,460,000       1,460,000
                                           Communities Industrial
                                           Development Corp. Rev.,
                                           Series 1994 B, (J. Michelle),
                                           VRDN, (LOC: California
                                           State Teacher's Retirement),
                                           1.95%, 09/05/01

                1,350,000     1,350,000    California Statewide                              1,350,000       1,350,000
                                           Communities Industrial
                                           Development Corp. Rev.,
                                           Series 1995 E, (Johanson),
                                           VRDN, (LOC: California
                                           State Teacher's Retirement),
                                           1.95%, 09/05/01

   7,400,000                  7,400,000    California Statewide COP,          7,400,000                      7,400,000
                                           (Covenant Retirement
                                           Community), VRDN, (LOC:
                                           LaSalle National Bank),
                                           1.90%, 09/06/01

                4,000,000     4,000,000    Contra Costa County,                              4,000,000       4,000,000
                                           Series 2000 A, (Camara
                                           Circle Apartments), VRDN,
                                           2.00%, 09/06/01

   2,900,000                  2,900,000    Davis Special Tax Rev.,            2,900,000                      2,900,000
                                           (Community Facilities
                                           District No. 1999-2), VRDN,
                                           (LOC: Wells Fargo Bank,
                                           N.A.), 1.85%, 09/06/01

   20,000,000                 20,000,000   East Bay Municipal Utility         20,000,000                     20,000,000
                                           District Rev., (LOC: Westdeutsche
                                           Landesbank Givozentvate), 2.30%,
                                           09/26/01

   5,000,000                  5,000,000    Encinitas Multifamily              5,000,000                      5,000,000
                                           Housing Rev., Series 1993
                                           A, (Torrey Pines), VRDN,
                                           (LOC: Bank of America NT
                                           & SA), 1.95%, 09/06/01

   4,000,000                  4,000,000    Hemet Multifamily Housing          4,000,000                      4,000,000
                                           Auth. Rev., (West Acacia),
                                           VRDN, (LOC: FHLB),
                                           1.80%, 09/06/01

   4,500,000                  4,500,000    Inland Valley Development          4,500,000                      4,500,000
                                           Agency Tax Allocation
                                           Rev., (LOC: Union Bank of
                                           California), 2.05%, 09/05/01

                2,300,000     2,300,000    Irvine Ranch Water District                       2,300,000       2,300,000
                                           Rev., VRDN, (LOC:
                                           Toronto Dominion Bank),
                                           2.35%, 09/05/01

   2,600,000                  2,600,000    Kern County                        2,600,000                      2,600,000
                                           Superintendent of Schools
                                           COP, Series 1996 A, VRDN,
                                           (LOC: Anchor National Life
                                           Insurance Company),
                                           1.90%, 09/06/01

   50,072,732   14,781,093    64,853,825   Koch Certificates Trust            50,072,731     14,781,093      64,853,824
                                           Rev., Series 1999-2, VRDN,
                                           (AMBAC), (SBBPA: State
                                           Street Bank & Trust Co.)
                                           (Acquired 2/11/00-12/1/00
                                           and 02/11/00-5/14/01,
                                           Cost $50,072,732 and
                                           $14,781,093,
                                           respectively)(1)(2),
                                           2.01%, 09/06/01

                 3,000,000     3,000,000   La Verne Industrial                               3,000,000       3,000,000
                                           Development Auth. Rev.,
                                           Series 1998 A, VRDN,
                                           (LOC: Fleet Bank, N.A.)
                                           (Acquired 12/21/98, Cost
                                           $3,000,000)(1), 2.05%,
                                           09/06/01

                 1,600,000     1,600,000   Lassen Municipal Utility                          1,600,000       1,600,000
                                           District Rev., Series 1996 A,
                                           VRDN, (FSA), (SBBPA:
                                           Credit Local de France),
                                           2.05%, 09/06/01

                 3,000,000     3,000,000   Livermore Redevelopment                           3,000,000       3,000,000
                                           Agency Rev., Series 2001
                                           A, (Senior Housing
                                           Apartments), 2.60%,
                                           03/29/02

                 3,000,000     3,000,000   Los Angeles Community                             3,000,000       3,000,000
                                           Redevelopment Agency
                                           Rev., Series 2001 A,
                                           (Security Building),
                                           VRDN, 2.50%,
                                           11/08/01

   16,900,000                  16,900,000  Los Angeles County                 16,900,000                     16,900,000
                                           Housing Auth. Development
                                           Rev., Series 1985 B, (Malibu
                                           Canyon Apartments),
                                           VRDN, (LOC: FHLMC),
                                           2.00%, 09/04/01

   2,800,000                   2,800,000   Los Angeles County                 2,800,000                      2,800,000
                                           Transportation Commission
                                           Sales Tax Rev., Series 1992
                                           A, VRDN, (FGIC), (SBBPA:
                                           Bayerische Landesbank Gir
                                           Ozentrale), 1.90%, 09/05/01

   5,800,000                   5,800,000   Los Angeles Department of          5,799,968                      5,799,968
                                           Water & Power Rev., Series
                                           2001 B-3, VRDN, 1.85%,
                                           09/06/01

   8,000,000     2,065,000     10,065,000  Los Angeles GO, Series             8,110,217      2,093,450       10,203,667
                                           2001 A, 4.00%, 09/01/02

                 3,000,000     3,000,000   Los Angeles Industrial                            3,000,000       3,000,000
                                           Development Auth. Rev.,
                                           (Megatoys), VRDN, (LOC:
                                           Far East National Bank),
                                           2.00%, 09/06/01

   20,000,000    5,000,000     25,000,000  Los Angeles Unified School         20,248,114     5,062,028       25,310,142
                                           District Tax & Rev.
                                           Anticipation Notes GO,
                                           4.00%, 07/23/02

   10,500,000    8,000,000     18,500,000  Los Angeles Water &                10,500,000     8,000,000       18,500,000
                                           Power Rev. VRDN, 2.00%,
                                           09/06/01 (LOC: Toronto
                                           Dominion Bank)

   3,185,000                   3,185,000   Maywood COP,                       3,185,000                      3,185,000
                                           (Infrastructure Financing),
                                           VRDN, (LOC: Allied Irish
                                           Banks PLC), 1.95%,
                                           09/06/01

   2,495,000                   2,495,000   Maywood Public Financing           2,495,000                      2,495,000
                                           Auth. Tax Allocation Rev.,
                                           VRDN, (LOC: Allied Irish
                                           Banks PLC), 1.95%,
                                           09/06/01

   5,500,000                   5,500,000   Metropolitan Water District        5,500,000                      5,500,000
                                           of Southern California Rev.,
                                           Series 1999 B, VRDN,
                                           (SBBPA: Bank of America
                                           N.A.), 1.85%, 09/06/01

   1,820,000                   1,820,000   Modesto Special Tax Rev.,          1,820,000                      1,820,000
                                           (Community Facilities
                                           District No. 98-1), VRDN,
                                           (LOC: Wells Fargo Bank,
                                           N.A.), 1.85%, 09/06/01

   4,900,000                   4,900,000   National City Community            4,900,000                      4,900,000
                                           Development Commission
                                           Tax Allocation Rev., Series
                                           2001 B, VRDN, (LOC: Bank
                                           of Nova Scotia), 1.95%,
                                           09/06/01

   1,440,000                   1,440,000   Oakland Economic                   1,440,000                      1,440,000
                                           Development Rev., Series
                                           1997 A, (Allen Temple
                                           Family Life), VRDN, (LOC:
                                           Wells Fargo Bank, N.A.),
                                           2.20%, 09/06/01

                 3,000,000     3,000,000   Oakland Joint Powers                              2,999,949       2,999,949
                                           Financing Auth. Lease Rev.,
                                           Series 1998 A-2, VRDN,
                                           (FSA), 1.85%, 09/06/01

                 2,900,000     2,900,000   Ontario Redevelopment                             2,900,000       2,900,000
                                           Agency Industrial
                                           Development Rev.,
                                           (Safariland), VRDN, 2.00%,
                                           09/05/01

   2,400,000                   2,400,000   Ontario Rev., Series 1997          2,400,000                      2,400,000
                                           A, (Redevelopment
                                           Agency), VRDN, (LOC:
                                           Union Bank of California
                                           N.A. & California State
                                           Teacher's Retirement),
                                           1.90%, 09/06/01

   3,461,000                   3,461,000   Orange County Apartment            3,461,000                      3,461,000
                                           Development Rev., Series
                                           1985 B, VRDN, (Niguel
                                           Summit), (LOC: Bank of
                                           America NT & SA), 1.90%,
                                           09/04/01

   10,000,000                  10,000,000  Orange County Apartment            10,000,000                     10,000,000
                                           Development Rev., Series
                                           1999 C, (Bluffs
                                           Apartments), VRDN,
                                           (FHLMC), 1.85%, 09/06/01

   1,400,000                   1,400,000   Orange County Rev.,                1,400,000                      1,400,000
                                           (Heritage Point Apartments),
                                           VRDN, (LOC: Allied Irish
                                           Bank PLC), 2.00%,
                                           09/05/01

   7,200,000                   7,200,000   Orange County Rev.,                7,200,000                      7,200,000
                                           VRDN, 1.90%, 09/06/01

   4,800,000                   4,800,000   Orange County Rev.,                4,800,000                      4,800,000
                                           VRDN, (FNMA), 1.90%,
                                           09/06/01

   11,800,000    3,000,000     14,800,000  Peninsula Corridor Joint           11,834,126     3,008,676       14,842,802
                                           Powers Board Farebox Rev.,
                                           Series 2001 A, 3.40%,
                                           05/01/02

                 2,400,000     2,400,000   Pinole Redevelopment                              2,400,000       2,400,000
                                           Agency Rev., Series 1998
                                           A, (East Bluff Apartments),
                                           VRDN, (LOC: Comerica
                                           Bank-CA), 2.05%, 09/06/01

   2,500,000                   2,500,000   Redwood City COP, (City            2,500,000                      2,500,000
                                           Hall), VRDN, (LOC: KBC
                                           Bank N.V.), 1.95%,
                                           09/06/01

   2,250,000                   2,250,000   Riverside County                   2,250,000                      2,250,000
                                           Community Facilities
                                           Districts, (Special Tax No.
                                           89-1), VRDN, (LOC: KBC
                                           Bank N.V.), 2.00%, 09/06/01

   1,000,000                   1,000,000   Riverside County COP,              1,000,000                      1,000,000
                                           Series 1985 D, (Public
                                           Facility), (LOC:
                                           Commerzbank A.G.), 1.80%,
                                           09/04/01

   1,000,000                   1,000,000   Riverside Industrial               1,000,000                      1,000,000
                                           Development Auth. Rev.,
                                           (Sunclipse Inc. Issue A),
                                           VRDN, (LOC: Bank of
                                           America N.A.), 2.60%,
                                           09/04/01

   1,510,000                   1,510,000   Riverside Unified                  1,510,000                      1,510,000
                                           School District
                                           COP, (School Facility
                                           Boarding Refunding
                                           Program), 2.25%,
                                           09/06/01 (FSA)(LOC: First
                                           Union National Bank)

   6,000,000                   6,000,000   Riverside Unified School           6,000,000                      6,000,000
                                           District COP, (School
                                           Facility Boarding Refunding
                                           Program), (FSA), (SBBPA:
                                           First Union National Bank),
                                           3.85%, 09/06/01

                 2,000,000     2,000,000   Sacramento County                                 2,000,000       2,000,000
                                           Housing Auth. Rev., Issue
                                           1992 A, (Shadowood
                                           Apartments), VRDN, (LOC:
                                           General Electric Capital
                                           Corp.), 2.00%, 09/05/01

   6,600,000                   6,600,000   Sacramento County                  6,600,000                      6,600,000
                                           Multifamily Housing Rev.,
                                           Series 1996 A, VRDN,
                                           (LOC: California State
                                           Teacher's Retirement),
                                           1.85%, 09/06/01

                 2,500,000     2,500,000   Sacramento County                                 2,500,000       2,500,000
                                           Special Facilities Airport
                                           Rev., (Cessna Aircraft Co.),
                                           VRDN, (LOC: Bank of
                                           America N.A.), 2.00%,
                                           09/06/01

   7,900,000                   7,900,000   San Bernardino County              7,900,000                      7,900,000
                                           COP, (Capital
                                           Improvement
                                           Refinancing),
                                           VRDN, (LOC:
                                           Commerzbank A.G.),
                                           1.85%, 09/06/01

   25,500,000    7,500,000     33,000,000  San Bernardino County              25,611,924     7,532,918       33,144,842
                                           Housing Auth. Custody
                                           Receipts Rev., Series 2001
                                           A (Acquired 4/26/01,
                                           Cost  $25,668,810 and
                                           $7,549,650, respectively)(1),
                                           4.15%, 05/01/02

   3,230,000                   3,230,000   San Bernardino County              3,230,000                      3,230,000
                                           Housing Auth. Multifamily
                                           Housing Rev., Series 1992
                                           A, (Arrowview Park
                                           Apartments), VRDN, (LOC:
                                           FHLB), 1.80%, 09/06/01

   4,620,000                   4,620,000   San Bernardino County              4,620,000                      4,620,000
                                           Housing Auth. Multifamily
                                           Housing Rev., Series 1993
                                           A,  VRDN, (Montclair
                                           Heritage), (LOC: California
                                           Federal Bank & FHLB),
                                           2.00%, 09/06/01

   1,800,000                   1,800,000   San Bernardino County              1,800,000                      1,800,000
                                           Housing Auth. Multifamily
                                           Housing Rev., Series 1993
                                           A, (Monterey Villas
                                           Apartments), VRDN, (LOC:
                                           FHLB), 1.80%, 09/06/01

                 1,370,000     1,370,000   San Bernardino County                             1,370,000       1,370,000
                                           Industrial Development
                                           Auth. Rev., (Master Halco
                                           Inc.), VRDN, (LOC:
                                           California State Teacher's
                                           Retirement), 2.00%, 09/04/01

                 975,000       975,000     San Bernardino County                             975,000         975,000
                                           Industrial Development
                                           Auth. Rev., VRDN, 1.95%,
                                           09/05/01

   2,085,000                   2,085,000   San Bernardino County              2,085,000                      2,085,000
                                           Rev., (Gold West Phase 2),
                                           VRDN, (LOC: Federal Home
                                           Loan Bank), 2.00%,
                                           09/06/01

                 7,812,789     7,812,789   San Bernardino Single                             7,812,789       7,812,789
                                           Family Mortgage Rev.,
                                           Series 2001 A,
                                           (GNMA/FNMA), 2.95%,
                                           11/01/01

   3,000,000                   3,000,000   San Diego Unified School           3,005,713                      3,005,713
                                           District GO, Series 2000 A,
                                           5.25%, 10/04/01

   3,600,000                   3,600,000   San Francisco City &               3,600,000                      3,600,000
                                           County Redevelopment
                                           Agency Rev., (South
                                           Harbor), VRDN, (LOC:
                                           Credit Local De France),
                                           2.00%, 09/06/01

   14,000,000                  14,000,000  San Francisco City &               14,000,000                     14,000,000
                                           County Redevelopment
                                           Agency, Series 1985 A,
                                           (Bayside Village), VRDN,
                                           (LOC: Bank One Arizonam
                                           N.A.), 1.84%, 09/06/01

   14,000,000                  14,000,000  San Francisco City and             14,000,000                     14,000,000
                                           County Redevelopment
                                           Agency Multifamily Housing
                                           Rev., Series 1985 B,
                                           (Bayside Village), VRDN,
                                           (LOC: Bank One Arizona,
                                           N.A.), 1.84%, 09/06/01

                 2,865,000     2,865,000   San Marcos Industrial                             2,865,000       2,865,000
                                           Development Auth. Rev.,
                                           (Sunclipse Inc.), VRDN,
                                           (LOC: Bank of America
                                           N.A.) (Acquired 2/20/01,
                                           Cost $2,865,000)(1),
                                           2.15%, 09/05/01

                 2,500,000     2,500,000   Santa Ana Housing Auth.                           2,500,000       2,500,000
                                           Multifamily Rev., Series
                                           2001 B, (Cornerstone
                                           Village Apartments),
                                           2.60%, 12/31/01

   5,000,000                   5,000,000   Santa Clara County                 5,000,000                      5,000,000
                                           Multifamily Housing Rev.,
                                           Series 1996 B, (Briarwood
                                           Apartments), (LOC: FNMA),
                                           1.85%, 09/06/01

   10,000,000                  10,000,000  Santa Clara County                 10,000,000                     10,000,000
                                           Transportation Auth. GO,
                                           Series 1985 A, (AMBAC)
                                           (LOC: Credit Local De
                                           France), 1.65%, 09/05/01

   5,100,000                   5,100,000   Santa Paula Public                 5,100,000                      5,100,000
                                           Financing Auth. Lease Rev.,
                                           (Water System Acquisition),
                                           VRDN, (LOC: California
                                           State Teacher's
                                           Retirement), 1.95%,
                                           09/05/01

   3,500,000                   3,500,000   Santa Rosa Housing Auth.           3,500,000                      3,500,000
                                           Rev., Series 1985 E, (Apple
                                           Creek Apartments) (3),
                                           2.55%, 09/01/02

   4,300,000                   4,300,000   South Bay Regional Public          4,300,000                      4,300,000
                                           Communications Auth.
                                           Rev., Series 2001 B,
                                           (Hawthorne), VRDN, (LOC:
                                           Allied Irish Banks PLC),
                                           2.00%, 09/06/01

   2,180,000                   2,180,000   South Bay Regional Public          2,180,000                      2,180,000
                                           Communications Auth.
                                           Rev., Series 2001 C,
                                           (Manhattan Beach), VRDN,
                                           2.00%, 09/06/01

   5,000,000                   5,000,000   Sweetwater Union High              5,000,000                      5,000,000
                                           School District COP, VRDN,
                                           (FSA)(SBBPA: First Union
                                           National Bank), 2.00%,
                                           09/06/01

   2,800,000                   2,800,000   Tracy Multifamily Housing          2,800,000                      2,800,000
                                           Rev., Series 1992 A,
                                           (Sycamore Village
                                           Apartments), VRDN, 1.80%,
                                           09/06/01

   1,300,000                   1,300,000   Triunfo Sanitation District        1,300,000                      1,300,000
                                           Rev., VRDN, (LOC: Banque
                                           Nationale de Paris S.A.),
                                           1.75%, 09/05/01

   1,000,000                   1,000,000   Upland Community                   1,000,000                      1,000,000
                                           Redevelopment Agency
                                           Multifamily Housing Rev.,
                                           Series 2000 A, (Northwoods
                                           156), VRDN, (FNMA),
                                           1.80%, 09/06/01

   1,000,000                   1,000,000   Upland Community                   1,000,000                      1,000,000
                                           Redevelopment Agency
                                           Multifamily Housing Rev.,
                                           Series 2000 A, (Northwoods
                                           168), VRDN, (FNMA),
                                           1.80%, 09/06/01

   9,000,000     4,350,000     13,350,000  Vallejo COP, (Golf Course          9,000,000      4,350,000       13,350,000
                                           Facilities Financing), VRDN,
                                           (LOC: California State Teachers'
                                           Retirement), 3.25%, 06/05/02

   2,665,000                   2,665,000   Vallejo Unified School             2,665,000                      2,665,000
                                           District COP, Series 1999 E,
                                           (Capital Improvement
                                           Financing), VRDN, (LOC:
                                           Bayerische Hypo Und
                                           Verinsbank), 1.85%,
                                           09/06/01

   4,000,000                   4,000,000   Westminster COP, Series            4,000,000                      4,000,000
                                           1998 A, (Civic Center),
                                           VRDN, (AMBAC), (SBBPA:
                                           First Union National Bank),
                                           1.95%, 09/06/01

   1,800,000                   1,800,000   Westminster                        1,800,000                      1,800,000
                                                                           --------------                ----------------
                                           Redevelopment Agency
                                           Tax Allocation Rev.,
                                           (Commercial
                                           Redevelopment Project
                                           No. 1), VRDN, (AMBAC),
                                           (SBBPA: Landesbank
                                           Hessen-Thuringen
                                           Girozentrale), 1.95%,
TOTAL INVESTMENT SECURITIES  -   100.0%                                       $552,346,525   $180,295,259    $732,641,784
                                                                            ==============  =============== ===============

Percentages indicated are based on combined total investment securities of $732,641,784.

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective August 31, 2001.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2001, was
     $173,393,666, which represented 23.8% of combined net assets. Restricted securities considered illiquid represent 4.6% of combined net assets.

(2)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(3)  When-issued security.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

--------------------------------------------------------------------------------

PART C    OTHER INFORMATION

ITEM 15   Indemnification
          As stated in Article VII, Section 3 of the Amended and Restated
          Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, Indemnification "The
          Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on March 9,
          1998, appearing as Exhibit (b)(2) to Post-Effective Amendment No. 28.

ITEM 16   EXHIBITS (All exhibits not filed herewith are being incorporated herein by reference.)

(1)       (a) Amended and Restated Agreement and Declaration of Trust dated
          March 9, 1998 and amended March 1, 1999, (filed electronically as
          Exhibit a1 to Post-Effective Amendment No. 29 to the Registration
          Statement, on December 29, 1999, File No. 2-82734).

          (b) Amendment No. 1 to the Declaration of Trust dated March 6, 2001
          (filed electronically as Exhibit a2 to Post-Effective Amendment No. 32
          to the Registration Statement, on April 18, 2001, File No. 2-82734).

(2)       Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust, on March 26, 1998, File
          No. 2-91229).

(3)       Not applicable

(4)       Agreement and Plan of Reorganization is included herein.

(5)       Not applicable

(6)       (a) Management Agreement (Investor Class) between American Century
          California Tax-Free and Municipal Funds and American Century
          Investment Management, Inc., dated August 1, 1997 (filed
          electronically as Exhibit 5 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 1997, File No. 2-99222).

          (b) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds and American
          Century Investment Management, Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the
          Registration Statement of American Century Municipal Trust on March
          26, 1998, File No. 2-91229).

          (c) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds and American
          Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 39 to the
          Registration Statement of American Century Government Income Trust, on
          July 28, 1999, File No. 2-99222).

          (d) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds and
          American Century Investment Management, Inc. dated September 16, 2000
          (filed electronically as Exhibit d4 of Post-Effective Amendment No. 30
          to the Registration Statement of the Registrant on December 29, 2000,
          File No. 2-82734).

          (e) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds and
          American Century Investment Management, Inc. dated August 1, 2001
          (filed electronically as Exhibit d5 to Post-Effective Amendment No. 44
          to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (f) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds and
          American Century Investment Management, Inc. dated December 3, 2001
          (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16
          to the Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (h) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (i) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated December 3, 2001
          (filed electronically as Exhibit d13 to Post-Effective Amendment No.
          16 to the Registration Statement of American Century Investment Trust,
          on November 30, 2001, File No. 33-65170).

(7)       (a) Distribution Agreement between American Century California
          Tax-Free and Municipal Funds and American Century Investment Services,
          Inc. dated March 13, 2000 (filed electronically as Exhibit e7 to
          Post-Effective Amendment No. 17 to the Registration Statement of
          American Century World Mutual Funds, Inc. on March 30, 2000, File No
          33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated June 1, 2000 (filed electronically as
          Exhibit e9 to Post-Effective Amendment No. 19 to the Registration
          Statement of American Century World Mutual Funds, Inc. on May 24,
          2000, File No. 33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated November 20, 2000 (filed
          electronically as Exhibit e10 to Post-Effective Amendment No. 29 to
          the Registration Statement of American Century Variable Portfolios,
          Inc. on December 1, 2000, File No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated March 1, 2001 (filed electronically as
          Exhibit e4 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Target Maturities Trust on April 17,
          2001, File No. 2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated April 30, 2001 (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Target Maturities Trust on April 17,
          2001, File No. 2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc., dated August 1, 2001 (filed as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc., on July 30, 2001, File No.
          33-64872).

          (g) Amendment No 6 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc., dated August 1, 2001 (filed as Exhibit e7 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc., on July 30, 2001, File No.
          33-64872).

          (h) Amendment No. 7 to the Distribution Agreement between American
          Century California Tax-Free and Municipal and American Century
          Investment Services, Inc., dated August 1, 2001 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 16 to the Registration
          Statement of American Century Investment Trust, on November 30, 2001,
          File No. 33-65170).

          (i) Amendment No. 8 to the Distribution Agreement between American
          Century California Tax-Free and Municipal and American Century
          Investment Services, Inc., dated March 1, 2002 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 96 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          2002, File No. 2-14213).

          (j) Amendment No. 9 to the Distribution Agreement between American
          Century California Tax-Free and Municipal and American Century
          Investment Services, Inc., dated March 6, 2002 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 96 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          2002, File No. 2-14213).

(8)       Not applicable.

(9)       (a) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc. dated January 22, 1997 (filed electronically as
          Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          1997, File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 of Post-Effective Amendment No. 31 to the Registration
          Statement of the American Century Government Income Trust, on February
          7, 1997, File No. 2-99222).

          (c) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc., on January 9, 2001, File No. 333-46922).

(10)      (a) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class) dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (b) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class) dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (c) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (d) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          2001, File No. 2-99222).

          (f) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century California Tax-Free and Municipal, American Century
          International Bond Fund, American Century Investment Trust, American
          Century Municipal Trust, American Century Target Maturities Trust and
          American Century Quantitative Equity Funds, dated December 3, 2001
          (filed electronically as Exhibit n3 to Post-Effective Amendment No. 16
          to the Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Amendment No. 3 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (filed electronically as Exhibit n4 to
          Post-Effective Amendment No. 46 to the Registration Statement of the
          Registrant, on March 4, 2002, File NO. 2-99222).

(11)      Opinion and consent of counsel as to the legality of the securities being registered (filed electronically as Exhibit to Post-Effective
          Amendment No. 30 to the Registration Statement of the Registrant on
          December 29, 1999, File No. 2-82734).

(12)      Opinion and Consent of Counsel as to the tax matters and consequences to shareholders (filed electronically as Exhibit 12 on Form N-14 to the Registration Statement, on March 13, 2002, File No. 2-82734).

(13)      (a) Transfer Agency Agreement between American Century California
          Tax-Free and Municipal Funds and American Century Services
          Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 filed electronically as Exhibit m5 to Post-Effective Amendment No. 44
          to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222 to Post-Effective Amendment
          No. 33 to the Registration Statement of American Century Government
          Income Trust on July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation dated March 9, 1998 (filed electronically as
          Exhibit 9 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation dated June 29, 1998 (filed electronically as
          Exhibit 9b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Quantitative Equity Funds on June 29,
          1998, File No. 33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation dated November 20, 2000 (filed electronically as
          Exhibit h4 to Post-Effective Amendment No. 30 to the Registration
          Statement of the Registrant on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation, dated August 1, 2001 (filed electronically as
          Exhibit h5 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          2001, File No. 2-99222).

          (f) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Government Income Trust and American Century Services
          Corporation dated December 3, 2001 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust, on November 30, 2001, File No.
          33-65170).

          (g) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust, on January 31, 2001, File No. 2-94608).

(14)      (a) Consent of PricewaterhouseCoopers LLP, independent accountants is included herein.

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the
          Registration Statement of the Registrant on December 28, 1998).

(15)      Not applicable.

(16)      Power of Attorney dated September 16, 2000 (filed electronically as
          Exhibit j3 to Post-Effective Amendment No. 30 to the Registration
          Statement of the Registrant on December 29, 2000, File No. 2-82734).

(17)      (a)Form of proxy vote cards is filed herein.

          (b)California Municipal Money Market and California Tax-Free Money
          Prospectus Investor Class and Statement of Additional Information
          dated January 1, 2002 (filed electronically as a part of
          Post-Effective Amendment No. 33 to the Registration Statement of the
          Registrant on December 28, 2001, File No. 2-82734).

          (c)California Municipal Money Market and California Tax-Free Money
          Annual Reports dated August 31, 2001 (filed electronically on November
          1, 2001).

ITEM 17.  Undertakings - Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the
City of Kansas City, and State of Missouri, on the 15th day of April, 2002.

                     AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

                     By:  /*/William M. Lyons
                         President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                   Date
---------                                 -----                   ----

*William M. Lyons                    President and            April 15, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   April 15, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             April 15, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 April 15, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 April 15, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 April 15, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 April 15, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 April 15, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).